Portfolio of Investments
(Unaudited)
Stock Index Account March 31, 2023

SHARES COMPANY
VALUE
(000)
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 1.9%
2,741 * Adient plc $ 112
2,617 * American Axle & Manufacturing Holdings, Inc 21
7,410 * Aptiv plc 831
6,230 BorgWarner, Inc 306
2,224 *,e Canoo, Inc 2
5,376 *,e Cenntro Electric Group Ltd 3
4,034 Dana Inc 61
653 * Dorman Products, Inc 56
4,705 *,e Fisker, Inc 29
107,335 Ford Motor Co 1,352
1,312 * Fox Factory Holding Corp 159
38,777 General Motors Co 1,422
6,435 Gentex Corp 180
1,006 * Gentherm, Inc 61
7,162 * Goodyear Tire & Rubber Co 79
3,241 Harley-Davidson, Inc 123
767 LCI Industries, Inc 84
1,526 Lear Corp 213
3,298 *,e Lordstown Motors Corp 2
14,895 *,e Lucid Group, Inc 120
6,477 *,e Luminar Technologies, Inc 42
1,945 * Modine Manufacturing Co 45
670 * Motorcar Parts of America, Inc 5
454 Patrick Industries, Inc 31
7,090 *,e QuantumScape Corp 58
14,419 *,e Rivian Automotive, Inc 223
1,333 *,e Solid Power, Inc 4
843 Standard Motor Products, Inc 31
1,055 * Stoneridge, Inc 20
70,924 * Tesla, Inc 14,714
1,549 Thor Industries, Inc 123
759 * Visteon Corp 119
1,048 Winnebago Industries, Inc 61
3,711 *,e Workhorse Group, Inc 5
518 * XPEL, Inc 35
TOTAL AUTOMOBILES & COMPONENTS 20,732
BANKS - 3.4%
625 1st Source Corp 27
667 Amerant Bancorp Inc 15
374 American National Bankshares, Inc 12
2,080 Ameris Bancorp 76
463 Arrow Financial Corp 12
2,827 Associated Banc-Corp 51
1,886 Atlantic Union Bankshares Corp 66
2,090 * Axos Financial, Inc 77
1,598 Banc of California, Inc 20
292 Bancfirst Corp 24
178 e Bank First Corp 13
192,768 Bank of America Corp 5,513
1,195 Bank of Hawaii Corp 62
468 Bank of Marin Bancorp 10
548 Bank of NT Butterfield & Son Ltd 15
3,528 Bank OZK 121
2,872 BankUnited 65
887 Banner Corp 48
622 Bar Harbor Bankshares 16
1,245 Berkshire Hills Bancorp, Inc 31

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
383 * Blue Foundry Bancorp $ 4
1,053 BOK Financial Corp 89
882 * Bridgewater Bancshares, Inc 10
740 Brookline Bancorp, Inc 8
313 Business First Bancshares, Inc 5
241 Byline Bancorp, Inc 5
5,850 Cadence BanCorp 121
135 Cambridge Bancorp 9
613 Camden National Corp 22
447 Capital City Bank Group, Inc 13
2,335 Capitol Federal Financial 16
314 Capstar Financial Holdings, Inc 5
550 * Carter Bankshares, Inc 8
1,563 Cathay General Bancorp 54
1,125 Central Pacific Financial Corp 20
53,261 Citigroup, Inc 2,497
533 Citizens & Northern Corp 11
13,463 Citizens Financial Group, Inc 409
194 City Holding Co 18
377 Civista Bancshares, Inc 6
498 CNB Financial Corp 10
146 * Coastal Financial Corp 5
5,887 Columbia Banking System, Inc 126
1,738 * Columbia Financial, Inc 32
3,602 Comerica, Inc 156
3,109 Commerce Bancshares, Inc 181
1,646 Community Bank System, Inc 86
651 Community Trust Bancorp, Inc 25
1,146 ConnectOne Bancorp, Inc 20
1,466 * CrossFirst Bankshares, Inc 15
1,650 Cullen/Frost Bankers, Inc 174
919 * Customers Bancorp, Inc 17
2,723 CVB Financial Corp 45
422 Dime Community Bancshares, Inc 10
1,035 Eagle Bancorp, Inc 35
4,040 East West Bancorp, Inc 224
4,805 Eastern Bankshares, Inc 61
218 Enact Holdings, Inc 5
314 Enterprise Bancorp, Inc 10
828 Enterprise Financial Services Corp 37
402 Equity Bancshares, Inc 10
2,494 Essent Group Ltd 100
218 e Farmers & Merchants Bancorp, Inc 5
1,013 Farmers National Banc Corp 13
621 FB Financial Corp 19
120 Federal Agricultural Mortgage Corp (FAMC) 16
18,960 Fifth Third Bancorp 505
527 Financial Institutions, Inc 10
1,088 First Bancorp 39
6,201 First Bancorp 71
498 First Bancorp, Inc 13
322 First Bancshares, Inc 8
603 First Bank 6
1,476 First Busey Corp 30
278 First Citizens Bancshares, Inc (Class A) 271
3,678 First Commonwealth Financial Corp 46
680 First Community Bancshares, Inc 17
2,544 First Financial Bancorp 55
3,602 First Financial Bankshares, Inc 115
384 First Financial Corp 14
1,098 First Foundation, Inc 8

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
3,163 First Hawaiian, Inc $ 65
13,278 First Horizon National Corp 236
228 First Internet Bancorp 4
2,090 First Interstate Bancsystem, Inc 62
1,580 First Merchants Corp 52
380 First Mid-Illinois Bancshares, Inc 10
862 First of Long Island Corp 12
3,711 e First Republic Bank 52
1,083 Flushing Financial Corp 16
8,529 FNB Corp 99
2,273 Fulton Financial Corp 31
903 German American Bancorp, Inc 30
3,414 Glacier Bancorp, Inc 143
76 Great Southern Bancorp, Inc 4
302 Guaranty Bancshares, Inc 8
2,028 Hancock Whitney Corp 74
824 Hanmi Financial Corp 15
728 HarborOne Northeast Bancorp, Inc 9
715 HBT Financial, Inc 14
953 Heartland Financial USA, Inc 37
1,355 Heritage Commerce Corp 11
1,150 Heritage Financial Corp 25
2,221 Hilltop Holdings, Inc 66
57 Hingham Institution for Savings 13
238 Home Bancorp, Inc 8
4,557 Home Bancshares, Inc 99
698 HomeStreet, Inc 13
667 HomeTrust Bancshares, Inc 16
2,725 Hope Bancorp, Inc 27
1,209 Horizon Bancorp 13
40,067 Huntington Bancshares, Inc 449
1,393 Independent Bank Corp 91
863 Independent Bank Corp 15
1,089 Independent Bank Group, Inc 51
1,089 International Bancshares Corp 47
79,949 JPMorgan Chase & Co 10,418
1,623 Kearny Financial Corp 13
25,606 Keycorp 321
1,629 Lakeland Bancorp, Inc 26
499 Lakeland Financial Corp 31
833 Live Oak Bancshares, Inc 20
4,825 M&T Bank Corp 577
1,072 Macatawa Bank Corp 11
640 Mercantile Bank Corp 20
77 Merchants Bancorp 2
1,035 Meta Financial Group, Inc 43
229 * Metropolitan Bank Holding Corp 8
7,150 MGIC Investment Corp 96
196 Mid Penn Bancorp, Inc 5
582 Midland States Bancorp, Inc 13
406 MidWestOne Financial Group, Inc 10
1,830 * Mr Cooper Group, Inc 75
180 MVB Financial Corp 4
984 National Bank Holdings Corp 33
521 NBT Bancorp, Inc 18
16,631 New York Community Bancorp, Inc 150
394 * Nicolet Bankshares, Inc 25
2,265 * NMI Holdings, Inc 51
1,643 Northfield Bancorp, Inc 19
2,083 Northwest Bancshares, Inc 25
1,583 OceanFirst Financial Corp 29

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
811 OFG Bancorp $ 20
7,277 Old National Bancorp 105
1,237 Old Second Bancorp, Inc 17
568 Origin Bancorp, Inc 18
297 Orrstown Financial Services, Inc 6
2,232 Pacific Premier Bancorp, Inc 54
3,679 PacWest Bancorp 36
529 Park National Corp 63
642 Peapack Gladstone Financial Corp 19
750 PennyMac Financial Services, Inc 45
868 Peoples Bancorp, Inc 22
333 Peoples Financial Services Corp 14
2,403 Pinnacle Financial Partners, Inc 133
11,173 PNC Financial Services Group, Inc 1,420
2,126 Popular, Inc 122
510 Preferred Bank 28
446 Premier Financial Corp 9
454 Primis Financial Corp 4
2,597 Prosperity Bancshares, Inc 160
339 Provident Bancorp Inc 2
1,243 Provident Financial Services, Inc 24
472 QCR Holdings, Inc 21
4,226 Radian Group, Inc 93
475 RBB Bancorp 7
192 Red River Bancshares Inc 9
25,518 Regions Financial Corp 474
1,629 Renasant Corp 50
364 Republic Bancorp, Inc (Class A) 15
1,873 *,e Republic First Bancorp, Inc 3
3,914 *,e Rocket Cos, Inc 35
812 S&T Bancorp, Inc 26
1,200 Sandy Spring Bancorp, Inc 31
1,542 Seacoast Banking Corp of Florida 37
1,315 ServisFirst Bancshares, Inc 72
370 Sierra Bancorp 6
2,996 Simmons First National Corp (Class A) 52
275 SmartFinancial, Inc 6
2,353 South State Corp 168
228 * Southern First Bancshares, Inc 7
231 Southern Missouri Bancorp, Inc 9
1,068 Southside Bancshares, Inc 35
1,283 Stellar Bancorp, Inc 32
922 Stock Yards Bancorp, Inc 51
394 Summit Financial Group, Inc 8
4,436 Synovus Financial Corp 137
1,428 * Texas Capital Bancshares, Inc 70
2,205 TFS Financial Corp 28
1,514 * The Bancorp, Inc 42
131 Tompkins Financial Corp 9
1,266 Towne Bank 34
422 Trico Bancshares 18
657 Triumph Bancorp, Inc 38
37,585 Truist Financial Corp 1,282
671 TrustCo Bank Corp NY 21
2,619 Trustmark Corp 65
1,098 UMB Financial Corp 63
3,991 United Bankshares, Inc 141
2,960 United Community Banks, Inc 83
1,012 Univest Financial Corp 24
37,753 US Bancorp 1,361
2,181 UWM Holdings Corp 11

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
9,879 Valley National Bancorp $ 91
1,101 Veritex Holdings, Inc 20
771 Walker & Dunlop, Inc 59
1,239 Washington Federal, Inc 37
581 Washington Trust Bancorp, Inc 20
1,032 Waterstone Financial, Inc 16
5,310 Webster Financial Corp 209
105,206 Wells Fargo & Co 3,933
720 WesBanco, Inc 22
597 West Bancorporation, Inc 11
1,024 Westamerica Bancorporation 45
3,061 Western Alliance Bancorp 109
1,577 Wintrust Financial Corp 115
2,294 WSFS Financial Corp 86
4,615 Zions Bancorporation 138
TOTAL BANKS 38,115
CAPITAL GOODS - 6.4%
15,288 3M Co 1,607
3,495 A.O. Smith Corp 242
1,275 Aaon, Inc 123
981 * AAR Corp 53
928 Acuity Brands, Inc 170
1,712 Advanced Drainage Systems, Inc 144
3,710 Aecom Technology Corp 313
1,972 * Aerojet Rocketdyne Holdings, Inc 111
721 * Aerovironment, Inc 66
1,773 AGCO Corp 240
2,509 Air Lease Corp 99
374 Alamo Group, Inc 69
1,111 Albany International Corp (Class A) 99
2,509 Allegion plc 268
307 Allied Motion Technologies, Inc 12
2,241 Allison Transmission Holdings, Inc 101
909 * Ameresco, Inc 45
568 * American Woodmark Corp 30
6,201 Ametek, Inc 901
5,093 * API Group Corp 114
449 Apogee Enterprises, Inc 19
1,237 Applied Industrial Technologies, Inc 176
3,399 * Archer Aviation, Inc 10
1,220 Arcosa, Inc 77
555 Argan, Inc 22
1,331 Armstrong World Industries, Inc 95
4,146 * Array Technologies, Inc 91
823 Astec Industries, Inc 34
3,983 * Astra Space, Inc 2
810 * Astronics Corp 11
931 * Atkore International Group, Inc 131
1,836 * Axon Enterprise, Inc 413
2,980 * AZEK Co, Inc 70
922 AZZ, Inc 38
1,516 * Babcock & Wilcox Enterprises, Inc 9
1,344 Barnes Group, Inc 54
1,298 * Beacon Roofing Supply, Inc 76
1,095 *,e Blink Charging Co 9
4,522 * Bloom Energy Corp 90
278 * Blue Bird Corp 6
224 * BlueLinx Holdings, Inc 15
15,201 * Boeing Co 3,229
937 Boise Cascade Co 59

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
534 Brookfield Business Corp $ 11
4,147 * Builders FirstSource, Inc 368
2,196 BWX Technologies, Inc 138
383 Cadre Holdings, Inc 8
883 Caesarstone Sdot-Yam Ltd 4
1,290 Carlisle Cos, Inc 292
22,965 Carrier Global Corp 1,051
14,310 Caterpillar, Inc 3,275
6,837 *,e ChargePoint Holdings, Inc 72
1,052 * Chart Industries, Inc 132
647 * CIRCOR International, Inc 20
840 Columbus McKinnon Corp 31
929 Comfort Systems USA, Inc 136
714 * Construction Partners Inc 19
1,391 * Core & Main, Inc 32
1,416 Crane Holdings Co 161
302 CSW Industrials, Inc 42
3,896 Cummins, Inc 931
965 Curtiss-Wright Corp 170
1,008 * Custom Truck One Source, Inc 7
2,190 *,e Decarbonization Plus Acquisition Corp 2
7,493 Deere & Co 3,094
8,259 *,e Desktop Metal, Inc 19
3,335 Donaldson Co, Inc 218
932 Douglas Dynamics, Inc 30
3,894 Dover Corp 592
290 * Ducommun, Inc 16
567 * DXP Enterprises, Inc 15
561 * Dycom Industries, Inc 52
11,011 Eaton Corp 1,887
1,343 EMCOR Group, Inc 218
15,757 Emerson Electric Co 1,373
365 Encore Wire Corp 68
1,368 * Energy Recovery, Inc 31
585 *,e Energy Vault Holdings, Inc 1
2,301 Enerpac Tool Group Corp 59
1,385 EnerSys 120
2,981 * Enovix Corp 44
479 EnPro Industries, Inc 50
1,154 Esab Corp 68
605 ESCO Technologies, Inc 58
2,241 *,e ESS Tech, Inc 3
3,291 * Evoqua Water Technologies Corp 164
15,402 Fastenal Co 831
1,459 Federal Signal Corp 79
3,453 Flowserve Corp 117
786 *,e Fluence Energy, Inc 16
4,273 * Fluor Corp 132
9,576 Fortive Corp 653
3,497 Fortune Brands Home & Security, Inc 205
1,207 Franklin Electric Co, Inc 114
1,160 *,e FTC Solar, Inc 3
5,461 *,e FuelCell Energy, Inc 16
1,874 * Gates Industrial Corp plc 26
863 GATX Corp 95
1,779 * Generac Holdings, Inc 192
6,718 General Dynamics Corp 1,533
29,844 General Electric Co 2,853
1,066 * Gibraltar Industries, Inc 52
461 Global Industrial Co 12
922 * GMS, Inc 53

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
678 Gorman-Rupp Co $ 17
4,344 Graco, Inc 317
5,120 GrafTech International Ltd 25
945 Granite Construction, Inc 39
2,253 * Great Lakes Dredge & Dock Corp 12
718 Greenbrier Cos, Inc 23
1,120 Griffon Corp 36
684 H&E Equipment Services, Inc 30
1,521 * Hayward Holdings, Inc 18
1,082 HEICO Corp 185
2,011 HEICO Corp (Class A) 273
922 Helios Technologies, Inc 60
787 Herc Holdings, Inc 90
2,098 Hexcel Corp 143
1,992 Hillenbrand, Inc 95
3,242 * Hillman Solutions Corp 27
18,491 Honeywell International, Inc 3,534
10,453 Howmet Aerospace, Inc 443
1,400 Hubbell, Inc 341
1,076 * Hudson Technologies, Inc 9
1,040 Huntington Ingalls 215
1,014 * Hydrofarm Holdings Group, Inc 2
3,375 *,e Hyliion Holdings Corp 7
404 Hyster-Yale Materials Handling, Inc 20
2,110 IDEX Corp 487
298 * IES Holdings, Inc 13
8,329 Illinois Tool Works, Inc 2,028
10,828 Ingersoll Rand, Inc 630
716 Insteel Industries, Inc 20
2,255 ITT, Inc 195
1,876 * Janus International Group, Inc 18
2,384 * JELD-WEN Holding, Inc 30
972 John Bean Technologies Corp 106
19,216 Johnson Controls International plc 1,157
242 Kadant, Inc 50
1,040 Kaman Corp 24
2,961 Kennametal, Inc 82
3,783 * Kratos Defense & Security Solutions, Inc 51
5,345 L3Harris Technologies, Inc 1,049
246 * Lawson Products, Inc 11
906 Lennox International, Inc 228
1,331 Lincoln Electric Holdings, Inc 225
220 Lindsay Corp 33
6,291 Lockheed Martin Corp 2,974
800 Luxfer Holdings plc 13
1,198 * Manitowoc Co, Inc 20
2,660 * Markforged Holding Corp 3
6,458 Masco Corp 321
353 * Masonite International Corp 32
1,677 * Mastec, Inc 158
3,497 * Masterbrand, Inc 28
2,076 Maxar Technologies, Inc 106
687 McGrath RentCorp 64
5,356 MDU Resources Group, Inc 163
1,473 * Mercury Systems, Inc 75
4,622 * Microvast Holdings, Inc 6
1,405 * Middleby Corp 206
446 Miller Industries, Inc 16
441 Moog, Inc (Class A) 44
2,142 * MRC Global, Inc 21
950 MSC Industrial Direct Co (Class A) 80

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,274 Mueller Industries, Inc $ 94
4,045 Mueller Water Products, Inc (Class A) 56
639 * MYR Group, Inc 80
206 National Presto Industries, Inc 15
793 * NEXTracker, Inc 29
8,104 *,e Nikola Corp 10
1,561 Nordson Corp 347
3,979 Northrop Grumman Corp 1,837
371 * Northwest Pipe Co 12
3,443 * NOW, Inc 38
291 * NV5 Global Inc 30
4,516 nVent Electric plc 194
117 Omega Flex, Inc 13
2,055 Oshkosh Corp 171
11,323 Otis Worldwide Corp 956
2,390 Owens Corning, Inc 229
13,737 PACCAR, Inc 1,006
766 Park Aerospace Corp 10
3,543 Parker-Hannifin Corp 1,191
502 * Parsons Corp 22
4,695 Pentair plc 259
1,847 * PGT Innovations, Inc 46
13,876 *,e Plug Power, Inc 163
416 Powell Industries, Inc 18
96 Preformed Line Products Co 12
1,452 Primoris Services Corp 36
784 * Proto Labs, Inc 26
905 Quanex Building Products Corp 19
4,035 Quanta Services, Inc 672
40,548 Raytheon Technologies Corp 3,971
823 * RBC Bearings, Inc 191
1,884 Regal-Beloit Corp 265
4,524 * Resideo Technologies, Inc 83
432 REV Group, Inc 5
6,127 *,e Rocket Lab USA, Inc 25
3,150 Rockwell Automation, Inc 924
878 Rush Enterprises, Inc (Class A) 48
385 Rush Enterprises, Inc (Class B) 23
1,976 * Sarcos Technology and Robotics Corp 1
4,273 Sensata Technologies Holding plc 214
4,388 * Shoals Technologies Group, Inc 100
1,169 Shyft Group, Inc 27
1,204 Simpson Manufacturing Co, Inc 132
1,315 * SiteOne Landscape Supply, Inc 180
1,357 Snap-On, Inc 335
3,290 Spirit Aerosystems Holdings, Inc (Class A) 114
1,497 * SPX Technologies, Inc 106
472 Standex International Corp 58
4,204 Stanley Black & Decker, Inc 339
4,021 *,e Stem, Inc 23
1,004 * Sterling Construction Co, Inc 38
5,997 * Sunrun, Inc 121
647 Tennant Co 44
1,674 Terex Corp 81
1,109 Textainer Group Holdings Ltd 36
5,699 Textron, Inc 402
853 * Thermon Group Holdings 21
1,628 Timken Co 133
1,266 * Titan International, Inc 13
491 * Titan Machinery, Inc 15
2,967 Toro Co 330

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
927 * TPI Composites, Inc $ 12
6,290 Trane Technologies plc 1,157
100 * Transcat Inc 9
1,406 TransDigm Group, Inc 1,036
2,846 * Trex Co, Inc 138
2,047 Trinity Industries, Inc 50
1,236 Triton International Ltd 78
1,451 * Triumph Group, Inc 17
1,399 * Tutor Perini Corp 9
1,356 UFP Industries, Inc 108
1,891 United Rentals, Inc 748
4,192 * Univar Solutions Inc 147
582 Valmont Industries, Inc 186
455 * Vectrus, Inc 18
419 Veritiv Corp 57
8,077 Vertiv Holdings Co 116
649 * Vicor Corp 30
3,837 *,e View, Inc 2
6,356 *,e Virgin Galactic Holdings, Inc 26
1,270 W.W. Grainger, Inc 875
1,281 Wabash National Corp 31
901 Watsco, Inc 287
645 Watts Water Technologies, Inc (Class A) 109
1,330 WESCO International, Inc 205
4,827 Westinghouse Air Brake Technologies Corp 488
5,681 * WillScot Mobile Mini Holdings Corp 266
1,753 Woodward Inc 171
5,094 Xylem, Inc 533
3,642 Zurn Water Solutions Corp 78
TOTAL CAPITAL GOODS 71,311
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
2,170 ABM Industries, Inc 98
3,257 ACCO Brands Corp 17
2,888 * ACV Auctions, Inc 37
8,912 * Alight, Inc 82
452 Aris Water Solution, Inc 4
1,481 * ASGN Inc 122
274 Barrett Business Services, Inc 24
3,702 Booz Allen Hamilton Holding Co 343
1,283 Brady Corp (Class A) 69
511 * BrightView Holdings, Inc 3
1,108 Brink's Co 74
678 * CACI International, Inc (Class A) 201
1,375 * Casella Waste Systems, Inc (Class A) 114
1,147 * CBIZ, Inc 57
600 * Cimpress plc 26
2,330 Cintas Corp 1,078
13,091 * Clarivate Analytics plc 123
1,537 * Clean Harbors, Inc 219
11,340 * Copart, Inc 853
3,089 * CoreCivic, Inc 28
11,049 * CoStar Group, Inc 761
260 CRA International, Inc 28
1,062 Deluxe Corp 17
1,159 * Driven Brands Holdings, Inc 35
6,346 Dun & Bradstreet Holdings, Inc 75
1,051 Ennis, Inc 22
3,313 Equifax, Inc 672
1,272 Exponent, Inc 127
972 * First Advantage Corp 14

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
381 * Forrester Research, Inc $ 12
419 * Franklin Covey Co 16
902 * FTI Consulting, Inc 178
3,108 * Geo Group, Inc 25
2,590 * Harsco Corp 18
2,398 Healthcare Services Group 33
711 Heidrick & Struggles International, Inc 22
555 * Heritage-Crystal Clean, Inc 20
2,407 Herman Miller, Inc 49
392 * HireRight Holdings Corp 4
1,526 HNI Corp 42
669 * Huron Consulting Group, Inc 54
637 ICF International, Inc 70
975 Insperity, Inc 119
1,293 Interface, Inc 10
3,496 Jacobs Solutions, Inc 411
3,912 * KAR Auction Services, Inc 54
4,068 KBR, Inc 224
1,192 Kelly Services, Inc (Class A) 20
681 Kforce, Inc 43
1,392 Kimball International, Inc (Class B) 17
1,748 Korn/Ferry International 90
2,559 * Legalzoom.com, Inc 24
3,664 Leidos Holdings, Inc 337
3,403 *,e Li-Cycle Holdings Corp 19
1,551 Manpower, Inc 128
271 Matthews International Corp (Class A) 10
640 * Montrose Environmental Group, Inc 23
877 MSA Safety, Inc 117
563 NL Industries, Inc 3
5,559 Pitney Bowes, Inc 22
3,913 * Planet Labs PBC 15
5,492 Republic Services, Inc 743
1,107 Resources Connection, Inc 19
2,070 Ritchie Bros Auctioneers, Inc 117
3,044 Robert Half International, Inc 245
6,805 Rollins, Inc 255
1,668 Science Applications International Corp 179
1,592 *,e Skillsoft Corp 3
672 * SP Plus Corp 23
3,221 * Spire Global, Inc 2
3,128 Steelcase, Inc (Class A) 26
2,380 * Stericycle, Inc 104
422 * Sterling Check Corp 5
1,567 Tetra Tech, Inc 230
5,435 TransUnion 338
839 * TriNet Group, Inc 68
720 * TrueBlue, Inc 13
503 Unifirst Corp 89
3,454 * Upwork, Inc 39
4,099 Verisk Analytics, Inc 786
679 * Viad Corp 14
340 VSE Corp 15
11,267 Waste Management, Inc 1,838
279 * Willdan Group, Inc 4
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,707
CONSUMER DURABLES & APPAREL - 1.2%
821 Acushnet Holdings Corp 42
2,624 * Allbirds, Inc 3
1,837 *,e AMMO, Inc 4

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
1,140 * Beazer Homes USA, Inc $ 18
1,841 Brunswick Corp 151
3,596 * Callaway Golf Co 78
2,937 * Capri Holdings Ltd 138
1,022 Carter's, Inc 74
237 * Cavco Industries, Inc 75
629 Century Communities, Inc 40
729 Clarus Corp 7
905 Columbia Sportswear Co 82
1,521 * Crocs, Inc 192
743 * Deckers Outdoor Corp 334
8,880 DR Horton, Inc 867
1,525 Ermenegildo Zegna Holditalia S.p.A 21
958 Ethan Allen Interiors, Inc 26
1,713 * Fossil Group, Inc 5
3,952 * Garmin Ltd 399
1,295 * G-III Apparel Group Ltd 20
4,066 * GoPro, Inc 20
992 * Green Brick Partners, Inc 35
8,742 Hanesbrands, Inc 46
3,755 Hasbro, Inc 202
712 * Helen of Troy Ltd 68
148 * Hovnanian Enterprises, Inc 10
608 Installed Building Products, Inc 69
883 * iRobot Corp 39
232 Johnson Outdoors, Inc 15
1,408 KB Home 57
1,320 Kontoor Brands, Inc 64
412 * Latham Group, Inc 1
935 La-Z-Boy, Inc 27
4,140 Leggett & Platt, Inc 132
7,118 Lennar Corp (Class A) 748
349 Lennar Corp (Class B) 31
624 * LGI Homes, Inc 71
362 Lifetime Brands, Inc 2
336 * Lovesac Co 10
3,076 * Lululemon Athletica, Inc 1,120
561 * M/I Homes, Inc 35
688 * Malibu Boats, Inc 39
441 Marine Products Corp 6
673 * MasterCraft Boat Holdings, Inc 20
8,884 * Mattel, Inc 164
1,166 MDC Holdings, Inc 45
893 Meritage Homes Corp 104
1,499 * Mohawk Industries, Inc 150
638 Movado Group, Inc 18
10,479 Newell Brands Inc 130
33,153 Nike, Inc (Class B) 4,066
84 * NVR, Inc 468
274 Oxford Industries, Inc 29
8,335 * Peloton Interactive, Inc 95
533 *,e PLBY Group, Inc 1
1,625 Polaris Inc 180
6,384 Pulte Homes, Inc 372
1,386 *,e Purple Innovation, Inc 4
2,029 PVH Corp 181
1,110 Ralph Lauren Corp 130
110 Rocky Brands, Inc 3
3,296 * Skechers U.S.A., Inc (Class A) 157
1,408 * Skyline Champion Corp 106
1,649 Smith & Wesson Brands, Inc 20

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
3,687 * Sonos, Inc $ 72
1,625 Steven Madden Ltd 59
311 Sturm Ruger & Co, Inc 18
295 Superior Uniform Group, Inc 2
7,055 Tapestry, Inc 304
2,049 * Taylor Morrison Home Corp 78
5,156 Tempur Sealy International, Inc 204
2,789 Toll Brothers, Inc 167
918 * TopBuild Corp 191
2,384 * TRI Pointe Homes, Inc 60
1,520 * Tupperware Brands Corp 4
5,744 * Under Armour, Inc (Class A) 55
5,391 * Under Armour, Inc (Class C) 46
700 * Unifi, Inc 6
428 * Universal Electronics, Inc 4
9,697 VF Corp 222
4,902 * Vinco Ventures, Inc 2
997 * Vista Outdoor, Inc 28
1,629 * Vizio Holding Corp 15
1,740 * Vuzix Corp 7
1,386 Whirlpool Corp 183
2,662 Wolverine World Wide, Inc 45
2,480 * YETI Holdings, Inc 99
TOTAL CONSUMER DURABLES & APPAREL 13,737
CONSUMER SERVICES - 2.4%
1,998 * 2U, Inc 14
1,229 * Accel Entertainment, Inc 11
4,141 ADT, Inc 30
1,340 * Adtalem Global Education, Inc 52
10,418 * Airbnb, Inc 1,296
675 * American Public Education, Inc 4
6,092 ARAMARK Holdings Corp 218
925 * Bally's Corp 18
3,453 * Beachbody Co, Inc 2
39 * Biglari Holdings, Inc (B Shares) 7
817 * BJ's Restaurants, Inc 24
2,235 Bloomin' Brands, Inc 57
476 Bluegreen Vacations Holding Corp 13
1,061 * Booking Holdings, Inc 2,814
590 * Bowlero Corp 10
1,802 Boyd Gaming Corp 116
1,598 * Bright Horizons Family Solutions 123
1,545 * Brinker International, Inc 59
5,983 * Caesars Entertainment, Inc 292
25,476 *,e Carnival Corp 259
318 Carriage Services, Inc 10
761 * Century Casinos, Inc 6
1,085 e Cheesecake Factory 38
3,631 * Chegg, Inc 59
751 * Chipotle Mexican Grill, Inc (Class A) 1,283
891 Choice Hotels International, Inc 104
1,073 Churchill Downs, Inc 276
427 * Chuy's Holdings, Inc 15
2,931 * Coursera, Inc 34
711 e Cracker Barrel Old Country Store, Inc 81
3,364 Darden Restaurants, Inc 522
1,228 * Dave & Buster's Entertainment, Inc 45
1,296 * Denny's Corp 14
458 Dine Brands Global Inc. 31
1,040 Domino's Pizza, Inc 343

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
9,124 * DraftKings, Inc $ 177
651 * Duolingo, Inc 93
809 El Pollo Loco Holdings, Inc 8
455 European Wax Center, Inc 9
2,472 * Everi Holdings, Inc 42
4,188 * Expedia Group, Inc 406
2,305 * frontdoor, Inc 64
870 * Full House Resorts, Inc 6
412 * Golden Entertainment, Inc 18
63 Graham Holdings Co 38
663 * Grand Canyon Education, Inc 76
4,434 H&R Block, Inc 156
2,683 * Hilton Grand Vacations, Inc 119
7,214 Hilton Worldwide Holdings, Inc 1,016
1,223 * Hyatt Hotels Corp 137
494 * Inspired Entertainment, Inc 6
2,584 International Game Technology plc 69
410 Jack in the Box, Inc 36
2,068 Krispy Kreme, Inc 32
9,535 * Las Vegas Sands Corp 548
3,222 Laureate Education, Inc 38
989 * Life Time Group Holdings, Inc 16
608 *,e Lindblad Expeditions Holdings, Inc 6
7,425 Marriott International, Inc (Class A) 1,233
914 Marriott Vacations Worldwide Corp 123
20,246 McDonald's Corp 5,661
9,389 MGM Resorts International 417
1,527 *,e Mister Car Wash, Inc 13
388 Monarch Casino & Resort, Inc 29
149 * NEOGAMES S.A. 2
400 * Noodles & Co 2
11,836 * Norwegian Cruise Line Holdings Ltd 159
465 * ONE Group Hospitality, Inc 4
1,416 * OneSpaWorld Holdings Ltd 17
1,035 Papa John's International, Inc 78
3,518 * Penn National Gaming, Inc 104
2,656 * Perdoceo Education Corp 36
2,512 * Planet Fitness, Inc 195
417 * Portillo's, Inc 9
728 * PowerSchool Holdings, Inc 14
330 RCI Hospitality Holdings, Inc 26
925 Red Rock Resorts, Inc 41
2,290 * Rover Group, Inc 10
5,698 * Royal Caribbean Cruises Ltd 372
1,353 * Rush Street Interactive, Inc 4
1,174 Ruth's Hospitality Group Inc 19
2,866 * Scientific Games Corp (Class A) 172
1,376 * SeaWorld Entertainment, Inc 84
3,849 Service Corp International 265
1,083 * Shake Shack, Inc 60
2,486 * Six Flags Entertainment Corp 66
31,519 Starbucks Corp 3,282
673 Strategic Education, Inc 60
1,099 * Stride, Inc 43
2,381 * Sweetgreen, Inc 19
2,056 Texas Roadhouse, Inc (Class A) 222
1,969 Travel & Leisure Co 77
1,856 * Udemy, Inc 16
1,170 Vail Resorts, Inc 273
4,018 Wendy's 88
930 Wingstop, Inc 171

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,421 *,e WW International Inc $ 6
2,646 Wyndham Hotels & Resorts, Inc 180
2,846 * Wynn Resorts Ltd 318
371 * Xponential Fitness, Inc 11
7,541 Yum! Brands, Inc 996
TOTAL CONSUMER SERVICES 26,373
DIVERSIFIED FINANCIALS - 5.1%
974 Affiliated Managers Group, Inc 139
13,354 AGNC Investment Corp 135
315 Alerus Financial Corp 5
8,828 Ally Financial, Inc 225
406 A-Mark Precious Metals, Inc 14
16,501 American Express Co 2,722
2,922 Ameriprise Financial, Inc 896
12,637 Annaly Capital Management, Inc 241
3,041 Apollo Commercial Real Estate Finance, Inc 28
13,271 Apollo Global Management, Inc 838
3,729 e Arbor Realty Trust, Inc 43
1,014 e Ares Commercial Real Estate Corp 9
4,393 Ares Management Corp 367
2,063 e ARMOUR Residential REIT, Inc 11
1,731 Artisan Partners Asset Management, Inc 55
802 * Assetmark Financial Holdings, Inc 25
269 Associated Capital Group, Inc 10
603 e B. Riley Financial, Inc 17
1,284 Banco Latinoamericano de Exportaciones S.A. (Class E) 22
19,924 Bank of New York Mellon Corp 905
49,516 * Berkshire Hathaway, Inc (Class B) 15,289
8,951 BGC Partners, Inc (Class A) 47
4,098 BlackRock, Inc 2,742
4,265 e Blackstone Mortgage Trust, Inc 76
19,298 Blackstone, Inc 1,695
1,242 * Blucora, Inc 33
11,576 Blue Owl Capital, Inc 128
1,604 Brightsphere Investment Group, Inc 38
3,033 BrightSpire Capital, Inc 18
4,897 Broadmark Realty Capital, Inc 23
2,523 * Cannae Holdings, Inc 51
10,397 Capital One Financial Corp 1,000
5,682 Carlyle Group, Inc 176
2,995 CBOE Global Markets, Inc 402
41,536 Charles Schwab Corp 2,176
5,843 e Chimera Investment Corp 33
2,359 Claros Mortgage Trust, Inc 27
9,925 CME Group, Inc 1,901
853 Cohen & Steers, Inc 55
4,422 * Coinbase Global, Inc 299
1,463 e Compass Diversified Trust 28
199 * Credit Acceptance Corp 87
334 Curo Group Holdings Corp 1
118 Diamond Hill Investment Group, Inc 19
7,366 Discover Financial Services 728
1,075 * Donnelley Financial Solutions, Inc 44
620 Dynex Capital, Inc 8
1,030 e Ellington Financial Inc 13
553 * Encore Capital Group, Inc 28
1,226 * Enova International, Inc 54
9,797 Equitable Holdings, Inc 249
904 Evercore Inc 104
1,988 * Ezcorp, Inc (Class A) 17

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
993 Factset Research Systems, Inc $ 412
2,841 Federated Investors, Inc (Class B) 114
1,192 FirstCash Holdings, Inc 114
1,366 * Focus Financial Partners, Inc 71
2,037 e Franklin BSP Realty Trust, Inc 24
8,239 Franklin Resources, Inc 222
559 GCM Grosvenor, Inc 4
9,004 Goldman Sachs Group, Inc 2,945
1,667 Granite Point Mortgage Trust, Inc 8
1,775 * Green Dot Corp 30
904 Hamilton Lane, Inc 67
2,171 e Hannon Armstrong Sustainable Infrastructure Capital, Inc 62
1,371 Houlihan Lokey, Inc 120
2,433 Interactive Brokers Group, Inc (Class A) 201
14,891 Intercontinental Exchange Group, Inc 1,553
10,471 Invesco Ltd 172
645 Invesco Mortgage Capital, Inc 7
2,026 Jackson Financial, Inc 76
4,371 Janus Henderson Group plc 116
5,504 Jefferies Financial Group, Inc 175
15,916 KKR & Co, Inc 836
933 KKR Real Estate Finance Trust, Inc 11
2,645 Ladder Capital Corp 25
2,463 Lazard Ltd (Class A) 82
2,865 * LendingClub Corp 21
334 * LendingTree, Inc 9
2,200 LPL Financial Holdings, Inc 445
1,069 MarketAxess Holdings, Inc 418
2,348 MFA Financial, Inc 23
1,603 Moelis & Co 62
3,839 * Moneylion, Inc 2
4,380 Moody's Corp 1,340
33,808 Morgan Stanley 2,968
671 Morningstar, Inc 136
2,119 MSCI, Inc (Class A) 1,186
9,273 Nasdaq Inc 507
2,696 Navient Corp 43
249 Nelnet, Inc (Class A) 23
619 * NerdWallet, Inc 10
11,204 New Residential Investment Corp 90
2,274 New York Mortgage Trust, Inc 23
5,699 Northern Trust Corp 502
2,990 OneMain Holdings, Inc 111
3,011 * Open Lending Corp 21
448 Oppenheimer Holdings, Inc 18
651 e Orchid Island Capital, Inc 7
2,603 PennyMac Mortgage Investment Trust 32
745 Perella Weinberg Partners 7
553 Piper Jaffray Cos 77
727 PJT Partners, Inc 52
1,565 * PRA Group, Inc 61
1,741 * PROG Holdings, Inc 41
5,107 Raymond James Financial, Inc 476
1,249 e Ready Capital Corp 13
2,761 Redwood Trust, Inc 19
383 Regional Management Corp 10
15,885 * Robinhood Markets, Inc 154
8,898 S&P Global, Inc 3,068
551 Sculptor Capital Management, Inc 5
2,653 SEI Investments Co 153
6,060 SLM Corp 75

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
22,427 * SoFi Technologies, Inc $ 136
7,310 e Starwood Property Trust, Inc 129
9,972 State Street Corp 755
1,257 StepStone Group, Inc 31
2,962 Stifel Financial Corp 175
601 * StoneX Group, Inc 62
12,719 Synchrony Financial 370
5,957 T Rowe Price Group, Inc 673
1,884 TPG RE Finance Trust, Inc 14
2,955 Tradeweb Markets, Inc 233
2,103 Two Harbors Investment Corp 31
2,095 *,e Upstart Holdings, Inc 33
2,593 Virtu Financial, Inc 49
255 Virtus Investment Partners, Inc 49
758 Vitesse Energy, Inc 14
2,651 Voya Financial, Inc 189
4,611 WisdomTree Investments, Inc 27
160 * World Acceptance Corp 13
TOTAL DIVERSIFIED FINANCIALS 56,934
ENERGY - 4.6%
684 *,e Aemetis, Inc 2
1,963 * Alto Ingredients, Inc 3
394 e Altus Midstream Co 12
1,272 * Amplify Energy Corp 9
9,807 Antero Midstream Corp 103
8,344 * Antero Resources Corp 193
8,992 APA Corp 324
402 Arch Resources, Inc 53
3,123 Archrock, Inc 31
831 Ardmore Shipping Corp 12
25,822 Baker Hughes Co 745
1,669 Berry Petroleum Co LLC 13
1,978 Bonanza Creek Energy, Inc 135
3,778 * Borr Drilling Ltd 29
510 * Bristow Group, Inc 11
21,497 Cabot Oil & Gas Corp 528
1,403 Cactus, Inc 58
2,028 California Resources Corp 78
1,322 * Callon Petroleum Co 44
230 * Centrus Energy Corp 7
5,414 ChampionX Corp 147
6,864 Cheniere Energy, Inc 1,082
3,194 Chesapeake Energy Corp 243
52,963 Chevron Corp 8,641
4,074 * Clean Energy Fuels Corp 18
5,835 * CNX Resources Corp 94
2,351 Comstock Resources Inc 25
33,823 ConocoPhillips 3,356
912 CONSOL Energy, Inc 53
681 e Crescent Energy, Inc 8
875 CVR Energy, Inc 29
1,947 Delek US Holdings, Inc 45
1,483 * Denbury, Inc 130
17,802 Devon Energy Corp 901
3,794 DHT Holdings, Inc 41
3,680 * Diamond Offshore Drilling, Inc 44
4,977 Diamondback Energy, Inc 673
535 * DMC Global, Inc 12
1,083 Dorian LPG Ltd 22
1,195 * Dril-Quip, Inc 34

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
2,913 DT Midstream, Inc $ 144
1,219 * Earthstone Energy, Inc 16
4,018 *,e Energy Fuels, Inc 22
800 Enviva, Inc 23
16,158 EOG Resources, Inc 1,852
10,320 EQT Corp 329
12,086 Equitrans Midstream Corp 70
428 Excelerate Energy, Inc 10
112,932 Exxon Mobil Corp 12,384
691 FLEX LNG Ltd 23
1,917 * Frank's International NV 35
3,756 Frontline plc 62
5,829 *,e Gevo, Inc 9
2,739 * Golar LNG Ltd 59
1,490 * Green Plains Inc 46
278 * Gulfport Energy Operating Corp 22
25,715 Halliburton Co 814
5,378 * Helix Energy Solutions Group, Inc 42
2,774 Helmerich & Payne, Inc 99
7,937 Hess Corp 1,050
3,473 HF Sinclair Corp 168
1,167 International Seaways, Inc 49
56,038 Kinder Morgan, Inc 981
12,210 * Kosmos Energy Ltd 91
458 * Laredo Petroleum, Inc 21
2,009 Liberty Oilfield Services, Inc 26
4,177 Magnolia Oil & Gas Corp 91
17,870 Marathon Oil Corp 428
12,520 Marathon Petroleum Corp 1,688
2,911 Matador Resources Co 139
3,745 Murphy Oil Corp 139
238 * Nabors Industries Ltd 29
639 * National Energy Services Reunited Corp 3
1,311 New Fortress Energy, Inc 39
3,366 * Newpark Resources, Inc 13
4,954 * NexTier Oilfield Solutions, Inc 39
2,188 * Noble Corp plc 86
3,925 Nordic American Tankers Ltd 16
1,684 e Northern Oil and Gas, Inc 51
10,664 NOV, Inc 197
1,043 Oasis Petroleum, Inc 140
21,489 Occidental Petroleum Corp 1,342
2,352 * Oceaneering International, Inc 41
2,073 * Oil States International, Inc 17
12,205 ONEOK, Inc 776
7,048 Ovintiv, Inc 254
1,291 * Par Pacific Holdings, Inc 38
5,742 Patterson-UTI Energy, Inc 67
2,663 PBF Energy, Inc 115
1,983 PDC Energy, Inc 127
3,255 * Peabody Energy Corp 83
544 Penn Virginia Corp 22
5,026 Permian Resources Corp 53
12,845 Phillips 66 1,302
6,436 Pioneer Natural Resources Co 1,315
2,609 * ProPetro Holding Corp 19
7,142 Range Resources Corp 189
702 * Rex American Resources Corp 20
257 Riley Exploration Permian, Inc 10
2,001 *,e Ring Energy, Inc 4
2,256 RPC, Inc 17

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
792 * SandRidge Energy, Inc $ 11
38,916 Schlumberger Ltd 1,911
981 Scorpio Tankers, Inc 55
1,587 Select Energy Services, Inc 11
2,365 SFL Corp Ltd 22
258 * SilverBow Resources, Inc 6
2,011 Sitio Royalties Corp 45
2,674 SM Energy Co 75
886 Solaris Oilfield Infrastructure, Inc 8
26,298 * Southwestern Energy Co 132
1,668 * Talos Energy, Inc 25
6,202 Targa Resources Investments, Inc 452
560 * Teekay Tankers Ltd 24
14,573 *,e Tellurian, Inc 18
3,440 * Tetra Technologies, Inc 9
152 Texas Pacific Land Corp 259
1,174 * Tidewater, Inc 52
7,605 * Uranium Energy Corp 22
3,976 *,e Ur-Energy, Inc 4
1,949 * US Silica Holdings, Inc 23
1,428 Vaalco Energy, Inc 7
1,772 * Valaris Ltd 115
10,696 Valero Energy Corp 1,493
1,548 *,e Vertex Energy, Inc 15
3,587 * W&T Offshore, Inc 18
1,897 * Weatherford International Ltd 113
33,907 Williams Cos, Inc 1,012
1,789 World Fuel Services Corp 46
TOTAL ENERGY 51,327
FOOD & STAPLES RETAILING - 1.4%
6,259 Albertsons Cos, Inc 130
1,108 Andersons, Inc 46
3,420 * BJ's Wholesale Club Holdings, Inc 260
959 Casey's General Stores, Inc 208
776 * Chefs' Warehouse Holdings, Inc 26
12,135 Costco Wholesale Corp 6,029
2,474 * Grocery Outlet Holding Corp 70
1,600 * HF Foods Group Inc 6
555 Ingles Markets, Inc (Class A) 49
18,033 Kroger Co 890
345 Natural Grocers by Vitamin C 4
4,036 * Performance Food Group Co 244
820 Pricesmart, Inc 59
1,730 *,e Rite Aid Corp 4
957 SpartanNash Co 24
3,412 * Sprouts Farmers Market, Inc 119
13,771 SYSCO Corp 1,064
1,636 * United Natural Foods, Inc 43
5,895 * US Foods Holding Corp 218
292 Village Super Market (Class A) 7
20,210 Walgreens Boots Alliance, Inc 699
38,860 Walmart, Inc 5,730
313 Weis Markets, Inc 26
TOTAL FOOD & STAPLES RETAILING 15,955
FOOD, BEVERAGE & TOBACCO - 3.3%
4,487 *,e 22nd Century Group, Inc 3
49,291 Altria Group, Inc 2,199
15,004 Archer-Daniels-Midland Co 1,195
1,674 B&G Foods, Inc (Class A) 26

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
4,728 *,e Benson Hill, Inc $ 5
1,699 *,e Beyond Meat, Inc 28
285 * Boston Beer Co, Inc (Class A) 94
1,291 Brown-Forman Corp (Class A) 84
4,794 Brown-Forman Corp (Class B) 308
3,814 Bunge Ltd 364
583 Calavo Growers, Inc 17
700 Cal-Maine Foods, Inc 43
5,433 Campbell Soup Co 299
1,529 * Celsius Holdings, Inc 142
107,079 Coca-Cola Co 6,642
126 Coca-Cola Consolidated Inc 67
13,074 ConAgra Brands, Inc 491
4,170 Constellation Brands, Inc (Class A) 942
4,594 * Darling International, Inc 268
705 * Duckhorn Portfolio, Inc 11
5,653 Flowers Foods, Inc 155
1,151 Fresh Del Monte Produce, Inc 35
1,239 * Freshpet, Inc 82
16,250 General Mills, Inc 1,389
2,641 * Hain Celestial Group, Inc 45
4,031 Hershey Co 1,026
7,844 Hormel Foods Corp 313
3,112 * Hostess Brands, Inc 77
1,536 Ingredion, Inc 156
530 J&J Snack Foods Corp 79
2,870 J.M. Smucker Co 452
368 John B. Sanfilippo & Son, Inc 36
6,867 Kellogg Co 460
23,053 Keurig Dr Pepper, Inc 813
19,209 Kraft Heinz Co 743
3,732 Lamb Weston Holdings, Inc 390
566 Lancaster Colony Corp 115
6,957 McCormick & Co, Inc 579
476 MGP Ingredients, Inc 46
684 * Mission Produce, Inc 8
5,174 Molson Coors Brewing Co (Class B) 267
36,864 Mondelez International, Inc 2,570
19,710 * Monster Beverage Corp 1,065
607 * National Beverage Corp 32
37,905 PepsiCo, Inc 6,910
42,552 Philip Morris International, Inc 4,138
1,486 * Pilgrim's Pride Corp 34
1,785 * Post Holdings, Inc 160
4,873 Primo Water Corp 75
8 Seaboard Corp 30
226 * Seneca Foods Corp 12
2,221 * Simply Good Foods Co 88
537 * Sovos Brands, Inc 9
2,448 * SunOpta, Inc 19
1,227 *,e Tattooed Chef, Inc 2
374 Tootsie Roll Industries, Inc 17
1,691 * TreeHouse Foods, Inc 85
310 Turning Point Brands, Inc 7
7,401 Tyson Foods, Inc (Class A) 439
627 Universal Corp 33
1,426 Utz Brands, Inc 23
4,010 Vector Group Ltd 48
574 *,e Vintage Wine Estates, Inc 1
630 * Vita Coco Co, Inc 12
689 * Vital Farms, Inc 11

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
451 * Whole Earth Brands, Inc $ 1
TOTAL FOOD, BEVERAGE & TOBACCO 36,315
HEALTH CARE EQUIPMENT & SERVICES - 5.7%
46,923 Abbott Laboratories 4,751
2,626 * Acadia Healthcare Co, Inc 190
1,487 * Accolade, Inc 21
2,296 * AdaptHealth Corp 29
409 * Addus HomeCare Corp 44
462 *,e Agiliti, Inc 7
5,106 *,e agilon health, Inc 121
2,134 * Align Technology, Inc 713
2,083 * Alignment Healthcare, Inc 13
2,755 * Allscripts Healthcare Solutions, Inc 36
2,458 * Alphatec Holdings Inc 38
872 * Amedisys, Inc 64
5,730 * American Well Corp 14
4,259 AmerisourceBergen Corp 682
1,306 * AMN Healthcare Services, Inc 108
1,310 * Angiodynamics, Inc 14
1,046 * Apollo Medical Holdings, Inc 38
1,229 * AtriCure, Inc 51
40 Atrion Corp 25
1,650 * Avanos Medical, Inc 49
920 * Aveanna Healthcare Holdings, Inc 1
1,009 * AxoGen, Inc 10
1,185 * Axonics Modulation Technologies, Inc 65
14,132 Baxter International, Inc 573
7,847 Becton Dickinson & Co 1,942
681 * BioLife Solutions Inc 15
39,262 * Boston Scientific Corp 1,964
6,211 * Brookdale Senior Living, Inc 18
4,980 *,e Butterfly Network, Inc 9
7,197 Cardinal Health, Inc 543
1,207 * Cardiovascular Systems, Inc 24
1,536 * CareMax, Inc 4
627 * Castle Biosciences, Inc 14
15,301 * Centene Corp 967
3,092 * Certara, Inc 75
4,212 * Cerus Corp 13
365 Chemed Corp 196
8,125 Cigna Corp 2,076
10,784 *,e Clover Health Investments Corp 9
3,702 * Community Health Systems, Inc 18
481 * Computer Programs & Systems, Inc 15
671 Conmed Corp 70
1,318 Cooper Cos, Inc 492
137 * Corvel Corp 26
1,273 * Cross Country Healthcare, Inc 28
1,250 * CryoLife, Inc 16
2,947 * Cue Health, Inc 5
593 * Cutera, Inc 14
35,411 CVS Health Corp 2,631
1,340 * DaVita, Inc 109
792 * Definitive Healthcare Corp 8
5,191 Dentsply Sirona, Inc 204
10,674 * Dexcom, Inc 1,240
2,001 * DocGo, Inc 17
2,649 * Doximity, Inc 86
16,909 * Edwards Lifesciences Corp 1,399
6,605 Elevance Health, Inc 3,037

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
1,639 Embecta Corp $ 46
2,399 Encompass Health Corp 130
1,534 * Enhabit, Inc 21
1,154 * Enovis Corp 62
1,488 Ensign Group, Inc 142
3,894 * Envista Holdings Corp 159
2,165 * Evolent Health, Inc 70
3,412 * Figs, Inc 21
604 * Fulgent Genetics, Inc 19
10,066 * GE HealthCare Technologies, Inc 826
1,276 * Glaukos Corp 64
2,038 * Globus Medical, Inc 115
2,679 * Guardant Health, Inc 63
1,374 * Haemonetics Corp 114
5,905 HCA Healthcare, Inc 1,557
1,262 * Health Catalyst, Inc 15
2,384 * HealthEquity, Inc 140
1,071 * HealthStream, Inc 29
3,559 * Henry Schein, Inc 290
236 * Heska Corp 23
3,283 * Hims & Hers Health, Inc 33
6,729 * Hologic, Inc 543
3,439 Humana, Inc 1,670
588 * ICU Medical, Inc 97
2,305 * IDEXX Laboratories, Inc 1,153
1,298 * Inari Medical, Inc 80
316 * Innovage Holding Corp 3
672 * Inogen, Inc 8
734 * Inspire Medical Systems, Inc 172
1,892 * Insulet Corp 603
935 * Integer Holding Corp 72
1,812 * Integra LifeSciences Holdings Corp 104
9,666 * Intuitive Surgical, Inc 2,469
818 * iRhythm Technologies, Inc 101
390 * Joint Corp 7
2,432 Laboratory Corp of America Holdings 558
1,899 * Lantheus Holdings, Inc 157
562 LeMaitre Vascular, Inc 29
1,759 *,e LifeStance Health Group, Inc 13
1,549 * LivaNova plc 68
1,202 * Masimo Corp 222
3,799 McKesson Corp 1,353
1,877 * MEDNAX, Inc 28
36,677 Medtronic plc 2,957
1,171 * Merit Medical Systems, Inc 87
126 Mesa Laboratories, Inc 22
426 * ModivCare, Inc 36
1,532 * Molina Healthcare, Inc 410
10,341 *,e Multiplan Corp 11
1,138 *,e Nano-X Imaging Ltd 7
212 National Healthcare Corp 12
357 National Research Corp 16
5,732 * Neogen Corp 106
1,074 * Nevro Corp 39
1,960 * NextGen Healthcare, Inc 34
2,637 * Novocure Ltd 159
1,307 * NuVasive, Inc 54
3,059 * Oak Street Health, Inc 118
1,291 * Omnicell, Inc 76
13,300 *,e Opko Health, Inc 19
578 * OptimizeRx Corp 8

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
3,932 * Option Care Health, Inc $ 125
2,181 * OraSure Technologies, Inc 13
945 * Orthofix Medical Inc 16
357 * OrthoPediatrics Corp 16
1,325 * Outset Medical, Inc 24
2,217 * Owens & Minor, Inc 32
1,177 * Paragon 28, Inc 20
1,971 Patterson Cos, Inc 53
942 * Pennant Group, Inc 13
1,020 * Penumbra, Inc 284
619 * PetIQ, Inc 7
1,246 * Phreesia, Inc 40
3,275 Premier, Inc 106
1,116 * Privia Health Group, Inc 31
670 * PROCEPT BioRobotics Corp 19
2,427 *,† Progenics Pharmaceuticals, Inc 0
1,851 * Progyny, Inc 59
3,887 * Project Roadrunner Parent, Inc 58
711 * Pulmonx Corp 8
3,134 Quest Diagnostics, Inc 443
1,394 * QuidelOrtho Corp 124
1,510 * RadNet, Inc 38
3,994 Resmed, Inc 875
558 * RxSight, Inc 9
1,342 * Schrodinger, Inc 35
3,129 Select Medical Holdings Corp 81
4,050 * Sema4 Holdings Corp 2
12,510 *,e Senseonics Holdings, Inc 9
996 * Shockwave Medical Inc 216
815 * SI-BONE, Inc 16
775 * Sight Sciences, Inc 7
987 * Silk Road Medical Inc 39
414 Simulations Plus, Inc 18
1,339 * Staar Surgical Co 86
2,725 STERIS plc 521
9,659 Stryker Corp 2,757
927 * Surgery Partners, Inc 32
516 * SurModics, Inc 12
468 * Tactile Systems Technology, Inc 8
1,948 * Tandem Diabetes Care, Inc 79
4,752 * Teladoc, Inc 123
1,270 Teleflex, Inc 322
3,172 * Tenet Healthcare Corp 189
604 * Transmedics Group, Inc 46
803 * Treace Medical Concepts, Inc 20
226 * UFP Technologies, Inc 29
25,667 UnitedHealth Group, Inc 12,130
1,745 Universal Health Services, Inc (Class B) 222
468 US Physical Therapy, Inc 46
149 Utah Medical Products, Inc 14
1,492 * Varex Imaging Corp 27
3,838 * Veeva Systems, Inc 705
5,433 * VG Acquisition Corp 12
1,334 * Vicarious Surgical, Inc 3
3,908 * ViewRay, Inc 14
5,739 Zimmer Biomet Holdings, Inc 742
1,048 * Zynex Inc 13
TOTAL HEALTH CARE EQUIPMENT & SERVICES 63,549
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
2,708 *,e Beauty Health Co 34

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
3,638 * BellRing Brands, Inc $ 124
400 * Central Garden & Pet Co 16
1,366 * Central Garden and Pet Co (Class A) 53
6,646 Church & Dwight Co, Inc 588
3,351 Clorox Co 530
22,560 Colgate-Palmolive Co 1,695
9,161 * Coty, Inc 110
1,561 Edgewell Personal Care Co 66
1,085 * elf Beauty, Inc 89
2,086 Energizer Holdings, Inc 72
6,239 Estee Lauder Cos (Class A) 1,538
2,976 * Herbalife Nutrition Ltd 48
2,022 * Honest Co, Inc 4
625 Inter Parfums, Inc 89
9,169 Kimberly-Clark Corp 1,231
366 Medifast, Inc 38
537 * Nature's Sunshine Products, Inc 6
1,594 Nu Skin Enterprises, Inc (Class A) 63
3,350 * Olaplex Holdings, Inc 14
64,751 Procter & Gamble Co 9,628
1,260 Reynolds Consumer Products, Inc 35
1,088 Spectrum Brands Holdings, Inc 72
426 * USANA Health Sciences, Inc 27
1,597 *,e Veru, Inc 2
443 WD-40 Co 79
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,251
INSURANCE - 2.3%
17,302 Aflac, Inc 1,116
7,423 Allstate Corp 823
1,747 * AMBAC Financial Group, Inc 27
2,546 American Equity Investment Life Holding Co 93
1,850 American Financial Group, Inc 225
20,842 American International Group, Inc 1,050
751 Amerisafe, Inc 37
5,553 Aon plc 1,751
9,860 * Arch Capital Group Ltd 669
1,084 Argo Group International Holdings Ltd 32
5,687 Arthur J. Gallagher & Co 1,088
1,574 Assurant, Inc 189
1,075 Assured Guaranty Ltd 54
2,014 Axis Capital Holdings Ltd 110
1,542 * Brighthouse Financial, Inc 68
6,379 Brown & Brown, Inc 366
1,510 * BRP Group, Inc 38
11,396 Chubb Ltd 2,213
4,237 Cincinnati Financial Corp 475
864 CNA Financial Corp 34
2,368 Conseco, Inc 53
1,399 Corebridge Financial, Inc 22
406 Donegal Group, Inc (Class A) 6
746 * eHealth, Inc 7
1,061 Employers Holdings, Inc 44
333 * Enstar Group Ltd 77
689 Erie Indemnity Co (Class A) 160
1,038 Everest Re Group Ltd 372
496 F&G Annuities & Life, Inc 9
7,302 Fidelity National Financial Inc 255
2,961 First American Financial Corp 165
9,101 * Genworth Financial, Inc (Class A) 46
2,420 Globe Life, Inc 266

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
512 * Goosehead Insurance, Inc $ 27
621 * Greenlight Capital Re Ltd (Class A) 6
923 Hanover Insurance Group, Inc 119
8,456 Hartford Financial Services Group, Inc 589
290 e HCI Group, Inc 16
348 *,e Hippo Holdings, Inc 6
1,591 Horace Mann Educators Corp 53
62 Investors Title Co 9
865 James River Group Holdings Ltd 18
1,556 Kemper Corp 85
651 Kinsale Capital Group, Inc 195
1,146 *,e Lemonade, Inc 16
4,396 Lincoln National Corp 99
5,410 Loews Corp 314
362 * Markel Corp 462
13,392 Marsh & McLennan Cos, Inc 2,230
2,049 * MBIA, Inc 19
754 Mercury General Corp 24
17,999 Metlife, Inc 1,043
92 National Western Life Group, Inc 22
394 * NI Holdings, Inc 5
7,499 Old Republic International Corp 187
3,765 * Oscar Health, Inc 25
682 * Palomar Holdings, Inc 38
1,013 Primerica, Inc 174
6,488 Principal Financial Group 482
1,956 ProAssurance Corp 36
15,931 Progressive Corp 2,279
10,424 Prudential Financial, Inc 863
1,767 Reinsurance Group of America, Inc (Class A) 235
1,234 RenaissanceRe Holdings Ltd 247
1,226 RLI Corp 163
231 *,e Root, Inc 1
2,077 * Ryan Specialty Group Holdings, Inc 84
192 Safety Insurance Group, Inc 14
1,549 Selective Insurance Group, Inc 148
4,001 * Selectquote, Inc 9
2,745 * SiriusPoint Ltd 22
815 Stewart Information Services Corp 33
1,255 Tiptree Inc 18
6,490 Travelers Cos, Inc 1,112
1,119 * Trupanion, Inc 48
844 United Fire Group Inc 22
1,340 Universal Insurance Holdings, Inc 24
4,932 Unum Group 195
5,570 W.R. Berkley Corp 347
77 White Mountains Insurance Group Ltd 106
2,905 Willis Towers Watson plc 675
TOTAL INSURANCE 24,884
MATERIALS - 2.9%
675 * 5E Advanced Materials, Inc 4
889 AdvanSix, Inc 34
6,113 Air Products & Chemicals, Inc 1,756
3,242 Albemarle Corp 717
5,296 Alcoa Corp 225
3,295 * Allegheny Technologies, Inc 130
300 Alpha Metallurgical Resources, Inc 47
41,501 Amcor plc 472
1,143 American Vanguard Corp 25
1,717 Aptargroup, Inc 203

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
2,870 * Arconic Corp $ 75
716 *,† Ardagh Group S.A. 7
4,201 Ardagh Metal Packaging S.A. 17
1,363 Ashland Global Holdings, Inc 140
562 * Aspen Aerogels, Inc 4
2,163 Avery Dennison Corp 387
2,934 Avient Corp 121
5,815 * Axalta Coating Systems Ltd 176
794 Balchem Corp 100
8,742 Ball Corp 482
3,438 Berry Global Group, Inc 202
1,280 Cabot Corp 98
1,242 Carpenter Technology Corp 56
3,001 Celanese Corp (Series A) 327
1,274 * Century Aluminum Co 13
5,564 CF Industries Holdings, Inc 403
284 Chase Corp 30
4,211 Chemours Co 126
623 * Clearwater Paper Corp 21
14,347 * Cleveland-Cliffs, Inc 263
6,825 * Coeur Mining, Inc 27
2,958 Commercial Metals Co 145
1,021 Compass Minerals International, Inc 35
3,240 * Constellium SE 49
19,994 Corteva, Inc 1,206
3,202 Crown Holdings, Inc 265
1,980 *,e Danimer Scientific, Inc 7
1,798 * Diversey Holdings Ltd 15
19,213 Dow, Inc 1,053
12,775 DuPont de Nemours, Inc 917
983 Eagle Materials, Inc 144
3,506 Eastman Chemical Co 296
6,784 Ecolab, Inc 1,123
6,085 Element Solutions, Inc 117
3,271 FMC Corp 399
39,610 Freeport-McMoRan, Inc (Class B) 1,620
954 FutureFuel Corp 7
23,436 * Ginkgo Bioworks Holdings, Inc 31
1,827 Glatfelter Corp 6
7,879 Graphic Packaging Holding Co 201
985 Greif, Inc (Class A) 62
203 Greif, Inc (Class B) 16
1,239 H.B. Fuller Co 85
754 Hawkins, Inc 33
501 Haynes International, Inc 25
16,414 Hecla Mining Co 104
4,964 Huntsman Corp 136
4,044 *,e Hycroft Mining Holding Corp 2
915 * Ingevity Corp 65
872 Innospec, Inc 90
6,858 International Flavors & Fragrances, Inc 631
9,279 International Paper Co 335
362 * Intrepid Potash, Inc 10
443 Kaiser Aluminum Corp 33
850 Koppers Holdings, Inc 30
893 Kronos Worldwide, Inc 8
13,504 Linde plc 4,800
4,445 * Livent Corp 97
2,293 Louisiana-Pacific Corp 124
952 * LSB Industries, Inc 10
6,951 LyondellBasell Industries NV 653

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,753 Martin Marietta Materials, Inc $ 622
467 Materion Corp 54
838 Minerals Technologies, Inc 51
9,024 Mosaic Co 414
2,475 * MP Materials Corp 70
871 Myers Industries, Inc 19
126 NewMarket Corp 46
21,581 Newmont Goldcorp Corp 1,058
8,146 * Novagold Resources Inc 51
6,949 Nucor Corp 1,073
5,026 * O-I Glass, Inc 114
3,486 Olin Corp 193
395 Olympic Steel, Inc 21
2,691 *,e Origin Materials, Inc 11
2,087 Orion Engineered Carbons SA 54
2,401 Packaging Corp of America 333
728 Pactiv Evergreen, Inc 6
3,762 * Perimeter Solutions S.A. 30
464 * Piedmont Lithium, Inc 28
6,459 PPG Industries, Inc 863
890 * PQ Group Holdings, Inc 10
2,909 *,e PureCycle Technologies, Inc 20
452 Quaker Chemical Corp 89
646 Ramaco Resources, Inc 6
821 * Ranpak Holdings Corp 4
1,744 * Rayonier Advanced Materials, Inc 11
1,532 Reliance Steel & Aluminum Co 393
1,819 Royal Gold, Inc 236
3,517 RPM International, Inc 307
592 Ryerson Holding Corp 22
941 Schnitzer Steel Industries, Inc (Class A) 29
1,637 Schweitzer-Mauduit International, Inc 35
1,142 Scotts Miracle-Gro Co (Class A) 80
4,411 Sealed Air Corp 203
1,015 Sensient Technologies Corp 78
6,602 Sherwin-Williams Co 1,484
1,821 Silgan Holdings, Inc 98
2,707 Sonoco Products Co 165
2,484 Southern Copper Corp 189
5,527 SSR Mining, Inc 84
4,550 Steel Dynamics, Inc 514
479 Stepan Co 49
3,454 * Summit Materials, Inc 98
2,524 SunCoke Energy, Inc 23
905 Sylvamo Corp 42
1,535 * TimkenSteel Corp 28
1,164 Tredegar Corp 11
1,789 Trimas Corp 50
857 Trinseo plc 18
3,174 Tronox Holdings plc 46
66 United States Lime & Minerals, Inc 10
5,821 United States Steel Corp 152
4,362 Valvoline, Inc 152
3,732 Vulcan Materials Co 640
1,235 Warrior Met Coal, Inc 45
886 Westlake Chemical Corp 103
6,940 WestRock Co 211
858 Worthington Industries, Inc 55
TOTAL MATERIALS 32,574

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
MEDIA & ENTERTAINMENT - 6.4%
21,000 Activision Blizzard, Inc $ 1,797
1,783 * Advantage Solutions, Inc 3
165,167 * Alphabet, Inc (Class A) 17,133
143,779 * Alphabet, Inc (Class C) 14,953
6,143 * Altice USA, Inc 21
12,774 *,e AMC Entertainment Holdings, Inc 64
921 * AMC Networks, Inc 16
353 * Boston Omaha Corp 8
2,348 * Bumble, Inc 46
163 Cable One, Inc 114
941 *,e Cardlytics, Inc 3
2,709 * Cargurus, Inc 51
2,223 * Cars.com, Inc 43
2,910 * Charter Communications, Inc 1,041
3,434 * Cinemark Holdings, Inc 51
10,518 * Clear Channel 13
115,318 Comcast Corp (Class A) 4,372
46 * Daily Journal Corp 13
6,813 * DISH Network Corp (Class A) 64
7,567 Electronic Arts, Inc 911
2,637 Entravision Communications Corp (Class A) 16
2,165 * Eventbrite Inc 19
452 * EverQuote Inc 6
1,941 * EW Scripps Co (Class A) 18
8,572 Fox Corp (Class A) 292
3,832 Fox Corp (Class B) 120
3,947 *,e fuboTV, Inc 5
4,050 * Gannett Co, Inc 8
2,117 Gray Television, Inc 19
2,290 * IAC 118
3,188 * iHeartMedia, Inc 12
1,677 * Imax Corp 32
1,209 * Integral Ad Science Holding Corp 17
10,115 Interpublic Group of Cos, Inc 377
1,411 John Wiley & Sons, Inc (Class A) 55
428 * Liberty Braves Group (Class A) 15
1,434 * Liberty Braves Group (Class C) 48
661 Liberty Broadband Corp (Class A) 54
3,561 * Liberty Broadband Corp (Class C) 291
300 * Liberty Media Group (Class A) 20
5,333 * Liberty Media Group (Class C) 399
1,910 * Liberty SiriusXM Group (Class A) 54
4,032 * Liberty SiriusXM Group (Class C) 113
2,000 * Lions Gate Entertainment Corp (Class A) 22
3,835 * Lions Gate Entertainment Corp (Class B) 40
4,246 * Live Nation, Inc 297
456 Madison Square Garden Co 89
832 * Madison Square Garden Entertainment Corp 49
3,683 * Magnite, Inc 34
736 e Marcus Corp 12
8,083 * Match Group, Inc 310
584 * MediaAlpha, Inc 9
61,142 * Meta Platforms, Inc 12,958
11,976 * Netflix, Inc 4,138
4,377 New York Times Co (Class A) 170
10,391 News Corp (Class A) 179
3,112 News Corp (Class B) 54
1,008 Nexstar Media Group Inc 174
5,538 Omnicom Group, Inc 523
244 Paramount Global (Class A) 6

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
16,396 Paramount Global (Class B) $ 366
16,205 * Pinterest, Inc 442
2,020 * Playstudios, Inc 7
2,676 * Playtika Holding Corp 30
1,094 * PubMatic, Inc 15
1,192 * QuinStreet, Inc 19
12,415 * ROBLOX Corp 558
3,467 * Roku, Inc 228
1,096 Scholastic Corp 38
132 Sinclair Broadcast Group, Inc (Class A) 2
16,700 e Sirius XM Holdings, Inc 66
8,841 * Skillz, Inc 5
3,941 * Spotify Technology S.A. 527
1,585 * Stagwell, Inc 12
4,405 * Take-Two Interactive Software, Inc 526
708 * TechTarget, Inc 26
5,789 TEGNA, Inc 98
612 * Thryv Holdings, Inc 14
2,932 * TripAdvisor, Inc 58
2,406 * TrueCar, Inc 6
3,939 * Vimeo, Inc 15
49,918 * Walt Disney Co 4,998
66,296 * Warner Bros Discovery, Inc 1,001
1,263 * WideOpenWest, Inc 13
901 World Wrestling Entertainment, Inc (Class A) 82
2,109 * Yelp, Inc 65
1,245 * Ziff Davis Inc 97
1,977 * ZipRecruiter, Inc 32
7,616 * ZoomInfo Technologies, Inc 188
TOTAL MEDIA & ENTERTAINMENT 71,423
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
2,501 * 10X Genomics, Inc 140
702 * 2seventy bio, Inc 7
524 * 4D Molecular Therapeutics, Inc 9
382 * Aadi Bioscience, Inc 3
48,549 AbbVie, Inc 7,737
5,613 * AbCellera Biologics, Inc 42
1,494 * Absci Corp 3
3,739 * Acadia Pharmaceuticals, Inc 70
1,604 * Aclaris Therapeutics, Inc 13
488 * Adagio Therapeutics, Inc 1
3,224 * Adaptive Biotechnologies Corp 28
546 *,e Adicet Bio, Inc 3
4,828 * ADMA Biologics, Inc 16
3,354 * Affimed NV 2
5,844 * Agenus, Inc 9
8,163 Agilent Technologies, Inc 1,129
1,876 * Agios Pharmaceuticals, Inc 43
718 * Akero Therapeutics, Inc 27
1,504 * Alector, Inc 9
4,357 * Alkermes plc 123
2,417 * Allogene Therapeutics, Inc 12
845 *,e Allovir, Inc 3
3,356 * Alnylam Pharmaceuticals, Inc 672
515 * ALX Oncology Holdings, Inc 2
14,609 Amgen, Inc 3,532
8,241 * Amicus Therapeutics, Inc 91
2,888 * Amneal Pharmaceuticals, Inc 4
1,331 * Amphastar Pharmaceuticals, Inc 50
1,371 * Amylyx Pharmaceuticals, Inc 40

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
679 * AnaptysBio, Inc $ 15
1,840 *,e Anavex Life Sciences Corp 16
292 * ANI Pharmaceuticals, Inc 12
566 * Anika Therapeutics, Inc 16
2,514 * Apellis Pharmaceuticals, Inc 166
2,291 *,e Arbutus Biopharma Corp 7
798 * Arcellx, Inc 25
625 * Arcturus Therapeutics Holdings, Inc 15
1,321 * Arcus Biosciences, Inc 24
782 * Arcutis Biotherapeutics, Inc 9
3,104 * Arrowhead Pharmaceuticals Inc 79
1,292 * Arvinas, Inc 35
2,394 * Atara Biotherapeutics, Inc 7
1,878 * Atea Pharmaceuticals, Inc 6
866 * Athira Pharma, Inc 2
478 * Aura Biosciences, Inc 4
3,648 * Aurinia Pharmaceuticals, Inc 40
17,155 * Avantor, Inc 363
1,798 * Avid Bioservices, Inc 34
1,307 * Avidity Biosciences, Inc 20
854 *,e Axsome Therapeutics, Inc 53
1,758 * Beam Therapeutics, Inc 54
1,405 * Berkeley Lights, Inc 2
5,428 * BioCryst Pharmaceuticals, Inc 45
3,903 * Biogen, Inc 1,085
867 * Biohaven Ltd 12
5,199 * BioMarin Pharmaceutical, Inc 506
8,439 *,e Bionano Genomics, Inc 9
626 * Bio-Rad Laboratories, Inc (Class A) 300
4,452 Bio-Techne Corp 330
343 *,e Bioxcel Therapeutics Inc 6
2,108 * Bluebird Bio, Inc 7
1,758 * Blueprint Medicines Corp 79
3,248 * Bridgebio Pharma, Inc 54
58,240 Bristol-Myers Squibb Co 4,037
2,116 * Brooks Automation, Inc 94
3,225 Bruker BioSciences Corp 254
970 * C4 Therapeutics, Inc 3
1,052 * Cara Therapeutics, Inc 5
1,462 * CareDx, Inc 13
1,471 * Caribou Biosciences, Inc 8
1,147 *,e Cassava Sciences, Inc 28
4,893 * Catalent, Inc 322
1,670 * Catalyst Pharmaceuticals, Inc 28
1,296 * Celldex Therapeutics, Inc 47
298 * Century Therapeutics, Inc 1
1,443 * Cerevel Therapeutics Holdings, Inc 35
1,399 * Charles River Laboratories International, Inc 282
1,747 * Chimerix, Inc 2
1,163 * Chinook Therapeutics, Inc 27
1,647 * Codexis, Inc 7
1,061 * Cogent Biosciences, Inc 11
2,173 * Coherus Biosciences, Inc 15
877 * Collegium Pharmaceutical, Inc 21
2,558 * Corcept Therapeutics, Inc 55
1,406 * Crinetics Pharmaceuticals, Inc 23
1,192 * CryoPort, Inc 29
2,490 * CTI BioPharma Corp 10
660 * Cullinan Oncology, Inc 7
3,007 * Cytek Biosciences, Inc 28
2,182 * Cytokinetics, Inc 77

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
17,727 Danaher Corp $ 4,468
731 * Day One Biopharmaceuticals, Inc 10
1,209 * Deciphera Pharmaceuticals, Inc 19
2,697 * Denali Therapeutics, Inc 62
890 *,e Design Therapeutics, Inc 5
755 * DICE Therapeutics, Inc 22
3,515 * Dynavax Technologies Corp 34
858 * Dyne Therapeutics, Inc 10
323 * Eagle Pharmaceuticals, Inc 9
262 *,e Edgewise Therapeutics, Inc 2
2,042 * Editas Medicine, Inc 15
12,879 * Elanco Animal Health, Inc 121
23,156 Eli Lilly & Co 7,952
1,340 * Emergent Biosolutions, Inc 14
648 * Enanta Pharmaceuticals, Inc 26
3,632 * EQRx, Inc 7
2,249 * Erasca, Inc 7
702 * Evolus, Inc 6
5,124 * Exact Sciences Corp 347
9,139 * Exelixis, Inc 177
602 *,e EyePoint Pharmaceuticals, Inc 2
2,380 * Fate Therapeutics, Inc 14
2,752 * FibroGen, Inc 51
505 * Foghorn Therapeutics, Inc 3
597 * Fulcrum Therapeutics, Inc 2
1,233 * Generation Bio Co 5
12,566 * Geron Corp 27
34,732 Gilead Sciences, Inc 2,882
3,934 * Halozyme Therapeutics, Inc 150
588 * Harmony Biosciences Holdings, Inc 19
2,785 *,e Heron Therapeutics, Inc 4
5,915 * Horizon Therapeutics Plc 646
278 *,e Icosavax, Inc 2
950 * Ideaya Biosciences, Inc 13
229 *,e IGM Biosciences, Inc 3
4,413 * Illumina, Inc 1,026
1,987 * ImmunityBio, Inc 4
5,543 * Immunogen, Inc 21
1,107 * Immunovant, Inc 17
5,156 * Incyte Corp 373
813 * Inhibrx, Inc 15
2,407 * Innoviva, Inc 27
6,194 * Inovio Pharmaceuticals, Inc 5
3,278 * Insmed, Inc 56
2,093 * Intellia Therapeutics, Inc 78
836 * Intercept Pharmaceuticals, Inc 11
2,522 * Intra-Cellular Therapies, Inc 137
4,151 * Ionis Pharmaceuticals, Inc 148
4,447 * Iovance Biotherapeutics, Inc 27
5,130 * IQVIA Holdings, Inc 1,020
4,209 * Ironwood Pharmaceuticals, Inc 44
572 * iTeos Therapeutics, Inc 8
2,922 * IVERIC bio, Inc 71
258 *,e Janux Therapeutics, Inc 3
1,671 * Jazz Pharmaceuticals plc 245
72,203 Johnson & Johnson 11,191
724 * Jounce Therapeutics, Inc 1
487 * KalVista Pharmaceuticals Inc 4
815 * Karuna Therapeutics, Inc 148
2,103 * Karyopharm Therapeutics, Inc 8
400 * Keros Therapeutics, Inc 17

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
1,311 * Kezar Life Sciences, Inc $ 4
706 * Kiniksa Pharmaceuticals Ltd 8
383 * Kinnate Biopharma, Inc 2
988 * Kodiak Sciences, Inc 6
1,128 * Kronos Bio, Inc 2
486 * Krystal Biotech Inc 39
1,654 * Kura Oncology, Inc 20
969 * Kymera Therapeutics, Inc 29
1,763 * Lexicon Pharmaceuticals, Inc 4
484 * Ligand Pharmaceuticals, Inc (Class B) 36
1,283 *,e Liquidia Corp 9
4,069 *,e Lyell Immunopharma, Inc 10
1,721 * MacroGenics, Inc 12
275 * Madrigal Pharmaceuticals, Inc 67
7,710 * MannKind Corp 32
3,088 * Maravai LifeSciences Holdings, Inc 43
2,546 * MaxCyte, Inc 13
647 * Medpace Holdings, Inc 122
548 * MeiraGTx Holdings plc 3
69,407 Merck & Co, Inc 7,384
1,994 * Mersana Therapeutics, Inc 8
602 * Mettler-Toledo International, Inc 921
3,231 * MiMedx Group, Inc 11
1,197 * Mirati Therapeutics, Inc 44
392 * Mirum Pharmaceuticals, Inc 9
9,208 * Moderna, Inc 1,414
213 * Monte Rosa Therapeutics, Inc 2
597 * Morphic Holding, Inc 22
2,502 * Myriad Genetics, Inc 58
1,328 * NanoString Technologies, Inc 13
2,327 * Natera, Inc 129
5,467 * Nektar Therapeutics 4
3,250 * NeoGenomics, Inc 57
2,550 * Neurocrine Biosciences, Inc 258
761 * NGM Biopharmaceuticals Inc 3
881 * Nkarta, Inc 3
2,168 *,e Novavax, Inc 15
1,379 * Nurix Therapeutics, Inc 12
214 * Nuvalent, Inc 6
4,458 * Nuvation Bio, Inc 7
5,511 * Ocugen, Inc 5
2,221 * Ocular Therapeutix, Inc 12
2,371 * OmniAb, Inc 9
183 *,† OmniAb, Inc 0
183 *,† OmniAb, Inc 0
1,103 * Organogenesis Holdings Inc 2
6,992 Organon & Co 164
2,475 *,e Outlook Therapeutics, Inc 3
5,816 * Pacific Biosciences of California, Inc 67
1,343 * Pacira BioSciences Inc 55
3,578 PerkinElmer, Inc 477
4,000 Perrigo Co plc 143
155,052 Pfizer, Inc 6,326
575 *,e Phathom Pharmaceuticals, Inc 4
720 Phibro Animal Health Corp 11
754 * PMV Pharmaceuticals, Inc 4
2,006 * Point Biopharma Global, Inc 15
684 *,e Praxis Precision Medicines, Inc 1
2,435 *,e Precigen, Inc 3
1,585 * Prestige Consumer Healthcare, Inc. 99
792 * Prometheus Biosciences, Inc 85

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,206 * Protagonist Therapeutics, Inc $ 28
1,011 * Prothena Corp plc 49
1,356 * Provention Bio, Inc 33
2,011 * PTC Therapeutics, Inc 97
6,175 * QIAGEN NV 284
914 * Quanterix Corp 10
2,497 * Quantum-Si, Inc 4
524 * RAPT Therapeutics, Inc 10
815 * Reata Pharmaceuticals, Inc 74
3,244 * Recursion Pharmaceuticals, Inc 22
2,833 * Regeneron Pharmaceuticals, Inc 2,328
1,062 * REGENXBIO, Inc 20
2,088 * Relay Therapeutics, Inc 34
940 * Relmada Therapeutics, Inc 2
1,598 * Repligen Corp 269
699 * Replimune Group, Inc 12
2,003 * Revance Therapeutics, Inc 65
1,744 * REVOLUTION Medicines, Inc 38
4,657 * Rigel Pharmaceuticals, Inc 6
1,412 * Rocket Pharmaceuticals, Inc 24
10,105 Royalty Pharma plc 364
1,665 * Sage Therapeutics, Inc 70
2,386 *,e Sana Biotechnology, Inc 8
3,362 * Sangamo Therapeutics Inc 6
2,419 * Sarepta Therapeutics, Inc 333
1,626 * Science 37 Holdings, Inc 0 ^
3,671 * Seagen, Inc 743
1,126 * Seer, Inc 4
2,061 * Seres Therapeutics, Inc 12
1,913 SIGA Technologies, Inc 11
1,521 *,e Singular Genomics Systems, Inc 2
3,798 * SomaLogic, Inc 10
1,610 *,† Sorrento Therapeutics, Inc 12
2,303 * Sotera Health Co 41
843 * SpringWorks Therapeutics, Inc 22
519 * Stoke Therapeutics, Inc 4
1,648 * Supernus Pharmaceuticals, Inc 60
1,211 * Sutro Biopharma, Inc 6
1,544 * Syndax Pharmaceuticals, Inc 33
3,059 * Syneos Health, Inc 109
1,233 * Tango Therapeutics, Inc 5
197 * Tarsus Pharmaceuticals, Inc 2
285 * Tenaya Therapeutics, Inc 1
3,788 * TG Therapeutics, Inc 57
1,625 *,e Theravance Biopharma, Inc 18
10,730 Thermo Fisher Scientific, Inc 6,184
1,469 * Travere Therapeutics, Inc 33
1,447 * Twist Bioscience Corp 22
1,912 * Ultragenyx Pharmaceutical, Inc 77
1,221 * United Therapeutics Corp 273
1,691 * Vanda Pharmaceuticals, Inc 11
3,587 *,e Vaxart Inc 3
1,940 * Vaxcyte, Inc 73
5,494 * VBI Vaccines, Inc 2
578 * Ventyx Biosciences, Inc 19
374 * Vera Therapeutics, Inc 3
1,983 * Veracyte, Inc 44
1,345 * Vericel Corp 39
7,077 * Vertex Pharmaceuticals, Inc 2,230
1,017 * Verve Therapeutics, Inc 15
31,825 Viatris, Inc 306

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
1,798 * Vir Biotechnology, Inc $ 42
699 * Viridian Therapeutics, Inc 18
1,621 * Waters Corp 502
2,065 West Pharmaceutical Services, Inc 715
1,460 * Xencor, Inc 41
3,592 * Xeris Biopharma Holdings, Inc 6
959 * Y-mAbs Therapeutics, Inc 5
975 * Zentalis Pharmaceuticals, Inc 17
12,843 Zoetis, Inc 2,138
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 91,053
REAL ESTATE - 3.1%
1,964 Acadia Realty Trust 27
2,147 Agree Realty Corp 147
1,433 Alexander & Baldwin, Inc 27
113 Alexander's, Inc 22
4,560 Alexandria Real Estate Equities, Inc 573
1,425 American Assets Trust, Inc 26
3,752 American Finance Trust, Inc 24
8,855 American Homes 4 Rent 278
12,737 American Tower Corp 2,603
7,241 Americold Realty Trust 206
4,413 Apartment Income REIT Corp 158
1,091 Apartment Investment and Management Co 8
4,526 Apple Hospitality REIT, Inc 70
1,658 Armada Hoffler Properties, Inc 20
1,308 * Ashford Hospitality Trust, Inc 4
3,961 AvalonBay Communities, Inc 666
118 * Bluerock Homes Trust, Inc 2
4,442 Boston Properties, Inc 240
1,188 BraeMar Hotels & Resorts, Inc 5
3,704 Brandywine Realty Trust 18
7,811 Brixmor Property Group, Inc 168
4,091 Broadstone Net Lease, Inc 70
552 Brt Realty Trust 11
3,063 Camden Property Trust 321
3,202 CareTrust REIT, Inc 63
1,043 CBL & Associates Properties, Inc 27
8,388 * CBRE Group, Inc 611
460 Centerspace 25
1,449 Chatham Lodging Trust 15
1,087 City Office REIT, Inc 7
544 Clipper Realty, Inc 3
753 Community Healthcare Trust, Inc 28
7,243 * Compass, Inc 23
2,602 Corporate Office Properties Trust 62
4,434 Cousins Properties, Inc 95
11,920 Crown Castle International Corp 1,595
588 e CTO Realty Growth, Inc 10
5,793 CubeSmart 268
3,593 * Cushman & Wakefield plc 38
7,193 DiamondRock Hospitality Co 58
7,984 Digital Realty Trust, Inc 785
3,807 e DigitalBridge Group, Inc 46
7,300 Diversified Healthcare Trust 10
3,543 *,e Doma Holdings, Inc 1
2,005 Douglas Elliman, Inc 6
4,303 Douglas Emmett, Inc 53
1,724 Easterly Government Properties, Inc 24
1,286 EastGroup Properties, Inc 213

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
3,522 e Empire State Realty Trust, Inc $ 23
2,015 EPR Properties 77
2,543 Equinix, Inc 1,834
2,060 Equity Commonwealth 43
5,139 Equity Lifestyle Properties, Inc 345
10,442 Equity Residential 627
3,224 Essential Properties Realty Trust, Inc 80
1,872 Essex Property Trust, Inc 392
1,858 e eXp World Holdings Inc 24
3,740 Extra Space Storage, Inc 609
967 e Farmland Partners, Inc 10
2,191 Federal Realty Investment Trust 217
3,737 First Industrial Realty Trust, Inc 199
400 * Forestar Group, Inc 6
1,561 Four Corners Property Trust, Inc 42
4,124 Franklin Street Properties Corp 6
309 * FRP Holdings, Inc 18
6,257 Gaming and Leisure Properties, Inc 326
1,064 Getty Realty Corp 38
881 e Gladstone Commercial Corp 11
815 Gladstone Land Corp 14
1,479 Global Medical REIT, Inc 13
2,475 Global Net Lease, Inc 32
10,202 Healthcare Realty Trust, Inc 197
15,467 Healthpeak Properties Inc 340
1,493 Hersha Hospitality Trust 10
2,907 Highwoods Properties, Inc 67
19,934 Host Hotels and Resorts, Inc 329
1,318 * Howard Hughes Corp 105
3,600 Hudson Pacific Properties 24
5,802 Independence Realty Trust, Inc 93
200 e Indus Realty Trust, Inc 13
1,510 Industrial Logistics Properties Trust 5
821 Innovative Industrial Properties, Inc 62
1,587 InvenTrust Properties Corp 37
17,129 Invitation Homes, Inc 535
8,118 Iron Mountain, Inc 430
831 e iStar, Inc 24
3,149 JBG SMITH Properties 47
1,238 * Jones Lang LaSalle, Inc 180
2,815 Kennedy-Wilson Holdings, Inc 47
3,530 Kilroy Realty Corp 114
16,724 Kimco Realty Corp 327
6,010 Kite Realty Group Trust 126
2,210 Lamar Advertising Co 221
8,135 Lexington Realty Trust 84
2,202 Life Storage, Inc 289
838 LTC Properties, Inc 29
6,081 Macerich Co 64
3,269 * Mack-Cali Realty Corp 48
569 Marcus & Millichap, Inc 18
16,244 e Medical Properties Trust, Inc 134
3,416 Mid-America Apartment Communities, Inc 516
1,067 National Health Investors, Inc 55
4,545 National Retail Properties, Inc 201
2,085 National Storage Affiliates Trust 87
1,788 NETSTREIT Corp 33
4,328 Newmark Group, Inc 31
662 NexPoint Residential Trust, Inc 29
1,207 Office Properties Income Trust 15
6,327 Omega Healthcare Investors, Inc 173

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
574 One Liberty Properties, Inc $ 13
7,747 *,e Opendoor Technologies, Inc 14
1,597 Orion Office REIT, Inc 11
2,970 Outfront Media, Inc 48
4,579 Paramount Group, Inc 21
7,470 Park Hotels & Resorts, Inc 92
4,334 e Pebblebrook Hotel Trust 61
2,989 Phillips Edison & Co, Inc 97
5,940 Physicians Realty Trust 89
3,343 Piedmont Office Realty Trust, Inc 24
628 Plymouth Industrial REIT, Inc 13
1,831 PotlatchDeltic Corp 91
25,411 Prologis, Inc 3,171
4,290 Public Storage, Inc 1,296
3,743 Rayonier, Inc 124
732 Re/Max Holdings, Inc 14
3,279 * Realogy Holdings Corp 17
17,100 Realty Income Corp 1,083
3,100 *,e Redfin Corp 28
4,776 Regency Centers Corp 292
4,204 Retail Opportunities Investment Corp 59
5,133 Rexford Industrial Realty, Inc 306
5,361 RLJ Lodging Trust 57
283 RMR Group, Inc 7
1,611 RPT Realty 15
1,575 Ryman Hospitality Properties 141
4,837 Sabra Healthcare REIT, Inc 56
392 Saul Centers, Inc 15
3,000 SBA Communications Corp 783
4,584 Service Properties Trust 46
8,929 Simon Property Group, Inc 1,000
6,051 SITE Centers Corp 74
1,278 SL Green Realty Corp 30
3,189 Spirit Realty Capital, Inc 127
1,023 St. Joe Co 43
4,481 STAG Industrial, Inc 152
235 * Star Holdings 4
134 Stratus Properties, Inc 3
3,928 Summit Hotel Properties, Inc 27
3,196 Sun Communities, Inc 450
7,507 Sunstone Hotel Investors, Inc 74
2,916 Tanger Factory Outlet Centers, Inc 57
834 * Tejon Ranch Co 15
1,821 Terreno Realty Corp 118
9,405 UDR, Inc 386
994 UMH Properties, Inc 15
3,786 Uniti Group, Inc 13
294 Universal Health Realty Income Trust 14
3,855 Urban Edge Properties 58
1,188 Urstadt Biddle Properties, Inc (Class A) 21
11,320 Ventas, Inc 491
27,146 d VICI Properties, Inc 885
4,805 Vornado Realty Trust 74
2,363 Washington REIT 42
12,746 d Welltower, Inc 914
19,987 Weyerhaeuser Co 602
1,293 Whitestone REIT 12
5,527 WP Carey, Inc 428
3,934 Xenia Hotels & Resorts, Inc 51
1,844 * Zillow Group, Inc (Class A) 81

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
3,952 * Zillow Group, Inc (Class C) $ 176
TOTAL REAL ESTATE 34,406
RETAILING - 5.2%
966 * 1-800-FLOWERS.COM, Inc (Class A) 11
1,062 Aaron's Co, Inc 10
1,255 * Abercrombie & Fitch Co (Class A) 35
2,150 Academy Sports & Outdoors, Inc 140
1,580 Advance Auto Parts, Inc 192
244,130 * Amazon.com, Inc 25,216
3,778 American Eagle Outfitters, Inc 51
154 * America's Car-Mart, Inc 12
2,460 Arko Corp 21
588 * Asbury Automotive Group, Inc 123
817 * Autonation, Inc 110
519 * AutoZone, Inc 1,276
6,685 Bath & Body Works, Inc 245
5,480 Best Buy Co, Inc 429
578 Big 5 Sporting Goods Corp 4
680 e Big Lots, Inc 7
819 * Boot Barn Holdings, Inc 63
524 Buckle, Inc 19
326 Build-A-Bear Workshop, Inc 8
1,836 * Burlington Stores, Inc 371
1,001 Caleres, Inc 22
895 Camping World Holdings, Inc 19
4,514 * CarMax, Inc 290
1,412 * CarParts.com, Inc 8
966 Cato Corp (Class A) 9
3,531 * Chico's FAS, Inc 19
389 * Children's Place, Inc 16
293 * Citi Trends, Inc 6
708 * Conn's, Inc 4
764 * Container Store Group, Inc 3
17,189 * ContextLogic, Inc 8
1,606 Designer Brands, Inc 14
1,452 * Destination XL Group, Inc 8
1,407 Dick's Sporting Goods, Inc 200
131 Dillard's, Inc (Class A) 40
6,311 Dollar General Corp 1,328
5,833 * Dollar Tree, Inc 837
7,038 * DoorDash, Inc 447
404 * Duluth Holdings, Inc 3
15,009 eBay, Inc 666
3,384 * Etsy, Inc 377
2,017 *,e EVgo, Inc 16
1,506 * Five Below, Inc 310
2,980 * Floor & Decor Holdings, Inc 293
1,965 Foot Locker, Inc 78
748 e Franchise Group, Inc 20
576 *,e Funko, Inc 5
7,588 * GameStop Corp (Class A) 175
4,912 Gap, Inc 49
365 * Genesco, Inc 13
3,800 Genuine Parts Co 636
311 Group 1 Automotive, Inc 70
658 *,e Groupon, Inc 3
1,619 * GrowGeneration Corp 6
1,358 Guess?, Inc 26
715 Haverty Furniture Cos, Inc 23
547 Hibbett Sports, Inc 32

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
28,070 Home Depot, Inc $ 8,284
3,678 Kohl's Corp 87
487 * Lands' End, Inc 5
4,195 * Leslie's, Inc 46
664 * Liquidity Services, Inc 9
845 Lithia Motors, Inc (Class A) 193
6,444 LKQ Corp 366
16,703 Lowe's Companies, Inc 3,340
1,099 * Lumber Liquidators, Inc 4
6,895 Macy's, Inc 121
530 * MarineMax, Inc 15
759 Monro Muffler, Inc 37
522 Murphy USA, Inc 135
2,416 * National Vision Holdings, Inc 46
2,987 Nordstrom, Inc 49
1,066 * ODP Corp 48
1,867 * Ollie's Bargain Outlet Holdings, Inc 108
266 *,e OneWater Marine, Inc 7
1,718 * O'Reilly Automotive, Inc 1,459
1,209 * Overstock.com, Inc 24
633 Penske Auto Group, Inc 90
1,980 * Petco Health & Wellness Co, Inc 18
765 PetMed Express, Inc 12
1,019 Pool Corp 349
2,851 * Quotient Technology, Inc 9
8,276 * Qurate Retail Group, Inc QVC Group 8
1,396 * Rent the Runway, Inc 4
686 Rent-A-Center, Inc 17
1,063 * Revolve Group, Inc 28
507 * RH 123
9,269 Ross Stores, Inc 984
2,402 * Sally Beauty Holdings, Inc 37
646 Shoe Carnival, Inc 17
719 Shutterstock, Inc 52
1,368 Signet Jewelers Ltd 106
760 * Sleep Number Corp 23
479 Sonic Automotive, Inc (Class A) 26
1,434 * Sportsman's Warehouse Holdings, Inc 12
1,770 * Stitch Fix Inc 9
12,686 Target Corp 2,101
1,616 *,e ThredUp, Inc 4
432 * Tilly's, Inc 3
32,381 TJX Companies, Inc 2,537
3,030 Tractor Supply Co 712
311 * TravelCenters of America, Inc 27
1,361 * Ulta Beauty, Inc 743
1,483 * Urban Outfitters, Inc 41
2,226 * Victoria's Secret & Co 76
2,402 * Warby Parker, Inc 25
2,236 * Wayfair, Inc 77
1,797 Williams-Sonoma, Inc 219
94 Winmark Corp 30
911 * Xometry, Inc 14
686 * Zumiez, Inc 13
TOTAL RETAILING 57,351
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
1,170 * ACM Research, Inc 14
44,386 * Advanced Micro Devices, Inc 4,350
1,709 * Allegro MicroSystems, Inc 82
844 * Alpha & Omega Semiconductor Ltd 23

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,114 * Ambarella, Inc $ 86
2,094 Amkor Technology, Inc 54
13,968 Analog Devices, Inc 2,755
23,214 Applied Materials, Inc 2,851
534 *,e Atomera, Inc 3
1,017 * Axcelis Technologies, Inc 136
1,452 * AXT, Inc 6
10,833 Broadcom, Inc 6,950
839 * Ceva, Inc 26
1,382 * Cirrus Logic, Inc 151
3,492 * Coherent Corp 133
1,495 * Cohu, Inc 57
2,566 * Credo Technology Group Holding Ltd 24
1,395 * Diodes, Inc 129
3,576 * Enphase Energy, Inc 752
4,215 Entegris, Inc 346
2,940 * First Solar, Inc 639
2,364 * Formfactor, Inc 75
1,663 * GLOBALFOUNDRIES, Inc 120
660 * Ichor Holdings Ltd 22
705 * Impinj, Inc 96
2,443 *,e indie Semiconductor, Inc 26
113,563 Intel Corp 3,710
3,867 KLA Corp 1,544
1,679 Kulicke & Soffa Industries, Inc 88
3,738 Lam Research Corp 1,982
3,496 * Lattice Semiconductor Corp 334
1,568 * MACOM Technology Solutions Holdings, Inc 111
23,532 Marvell Technology, Inc 1,019
2,280 * MaxLinear, Inc 80
14,511 Microchip Technology, Inc 1,216
29,820 Micron Technology, Inc 1,799
1,516 MKS Instruments, Inc 134
1,248 Monolithic Power Systems, Inc 625
1,345 * Nanometrics, Inc 118
65,019 NVIDIA Corp 18,060
11,846 * ON Semiconductor Corp 975
1,181 * PDF Solutions, Inc 50
1,824 * Photronics, Inc 30
1,723 Power Integrations, Inc 146
3,026 * Qorvo, Inc 307
30,603 QUALCOMM, Inc 3,904
2,675 * Rambus, Inc 137
1,942 * Semtech Corp 47
899 * Silicon Laboratories, Inc 157
434 * SiTime Corp 62
4,313 Skyworks Solutions, Inc 509
988 * SMART Global Holdings, Inc 17
2,299 *,e SunPower Corp 32
1,111 * Synaptics, Inc 124
4,246 Teradyne, Inc 457
24,739 Texas Instruments, Inc 4,602
1,266 * Ultra Clean Holdings 42
1,281 Universal Display Corp 199
1,051 * Veeco Instruments, Inc 22
3,166 * Wolfspeed, Inc 206
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 62,751
SOFTWARE & SERVICES - 13.8%
3,462 * 8x8, Inc 14

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
1,883 A10 Networks, Inc $ 29
17,282 Accenture plc 4,939
3,560 * ACI Worldwide, Inc 96
2,653 Adeia, Inc 23
12,583 * Adobe, Inc 4,849
4,905 * Affirm Holdings, Inc 55
675 * Agilysys, Inc 56
4,169 * Akamai Technologies, Inc 326
1,443 * Alarm.com Holdings, Inc 73
785 * Alkami Technology, Inc 10
1,317 * Altair Engineering, Inc 95
1,733 * Alteryx, Inc 102
3,360 Amdocs Ltd 323
1,091 American Software, Inc (Class A) 14
1,464 * Amplitude, Inc 18
2,361 * Ansys, Inc 786
538 * Appfolio, Inc 67
1,178 * Appian Corp 52
6,361 * AppLovin Corp 100
2,178 * Asana, Inc 46
744 * Aspen Technology, Inc 170
3,959 * Atlassian Corp 678
5,949 * Autodesk, Inc 1,238
11,457 Automatic Data Processing, Inc 2,551
2,977 * AvePoint, Inc 12
3,908 * AvidXchange Holdings, Inc 30
4,603 Bentley Systems, Inc 198
1,735 * BigCommerce Holdings, Inc 15
2,787 * Bill.Com Holdings, Inc 226
4,272 * Black Knight, Inc 246
1,447 * Blackbaud, Inc 100
1,613 * Blackline, Inc 108
14,547 * Block, Inc 999
3,187 * Box, Inc 85
1,461 Bread Financial Holdings, Inc 44
1,247 * Brightcove, Inc 6
3,315 Broadridge Financial Solutions, Inc 486
1,740 *,e C3.ai, Inc 58
7,388 * Cadence Design Systems, Inc 1,552
1,535 * Cantaloupe, Inc 9
576 Cass Information Systems, Inc 25
5,023 * CCC Intelligent Solutions Holdings, Inc 45
1,161 *,e Cerberus Cyber Sentinel Corp 0 ^
1,164 * Cerence Inc 33
3,791 * Ceridian HCM Holding, Inc 278
1,162 * Cleanspark, Inc 3
1,700 Clear Secure, Inc 44
7,836 * Cloudflare, Inc 483
13,955 Cognizant Technology Solutions Corp (Class A) 850
1,426 * Commvault Systems, Inc 81
1,240 Concentrix Corp 151
5,536 * Conduent, Inc 19
3,568 * Confluent, Inc 86
415 * Consensus Cloud Solutions, Inc 14
711 *,e Couchbase, Inc 10
5,739 * Crowdstrike Holdings, Inc 788
713 * CS Disco, Inc 5
1,113 CSG Systems International, Inc 60
2,581 * Cvent Holding Corp 22
7,266 * Datadog, Inc 528
574 *,e Digimarc Corp 11

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
2,598 * Digital Turbine, Inc $ 32
2,085 *,e DigitalOcean Holdings, Inc 82
5,594 * DocuSign, Inc 326
1,762 Dolby Laboratories, Inc (Class A) 150
816 * Domo, Inc 12
1,439 * DoubleVerify Holdings, Inc 43
6,902 * Dropbox, Inc 149
6,709 * DXC Technology Co 171
5,589 * Dynatrace, Inc 236
5,822 * E2open Parent Holdings, Inc 34
927 Ebix, Inc 12
648 * eGain Corp 5
2,086 * Elastic NV 121
553 * Enfusion, Inc 6
742 * EngageSmart, Inc 14
1,657 * Envestnet, Inc 97
1,494 * EPAM Systems, Inc 447
1,402 * Euronet Worldwide, Inc 157
1,144 * Everbridge, Inc 40
918 * EverCommerce, Inc 10
1,923 EVERTEC, Inc 65
972 * ExlService Holdings, Inc 157
657 * Fair Isaac Corp 462
3,179 * Fastly, Inc 56
16,558 Fidelity National Information Services, Inc 900
16,036 * Fiserv, Inc 1,813
2,029 * Five9, Inc 147
1,978 * FleetCor Technologies, Inc 417
1,731 * Flywire Corp 51
1,001 * ForgeRock, Inc 21
17,554 * Fortinet, Inc 1,167
2,114 * Gartner, Inc 689
15,719 Gen Digital, Inc 270
4,327 Genpact Ltd 200
7,212 Global Payments, Inc 759
1,180 * Globant S.A. 194
4,292 * GoDaddy, Inc 334
1,385 * Grid Dynamics Holdings, Inc 16
2,614 * Guidewire Software, Inc 214
1,077 Hackett Group, Inc 20
1,283 * HubSpot, Inc 550
351 * I3 Verticals, Inc 9
845 * Informatica, Inc 14
559 * Instructure Holdings, Inc 14
224 * Intapp, Inc 10
1,057 InterDigital, Inc 77
24,581 International Business Machines Corp 3,222
677 * International Money Express Inc 17
7,582 Intuit, Inc 3,380
1,796 *,e IronNet, Inc 1
2,050 Jack Henry & Associates, Inc 309
1,710 * Jamf Holding Corp 33
5,240 * Kyndryl Holdings, Inc 77
3,363 * Limelight Networks, Inc 3
1,949 * LiveRamp Holdings, Inc 43
1,591 * Manhattan Associates, Inc 246
2,859 *,e Marathon Digital Holdings, Inc 25
11,987 * Marqeta, Inc 55
23,350 Mastercard, Inc (Class A) 8,486
6,004 * Matterport, Inc 16
1,947 MAXIMUS, Inc 153

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
423 * MeridianLink, Inc $ 7
205,517 Microsoft Corp 59,251
235 * MicroStrategy, Inc (Class A) 69
1,253 * Mitek Systems, Inc 12
844 * Model N, Inc 28
2,446 * MoneyGram International, Inc 25
1,823 * MongoDB, Inc 425
1,593 * N-Able, Inc 21
1,586 * nCino OpCo, Inc 39
3,958 * NCR Corp 93
1,631 * New Relic, Inc 123
5,847 * Nutanix, Inc 152
4,097 * Okta, Inc 353
2,330 * Olo, Inc 19
678 * ON24, Inc 6
1,227 * OneSpan, Inc 21
41,861 Oracle Corp 3,890
2,372 * Pagerduty, Inc 83
50,923 * Palantir Technologies, Inc 430
8,146 * Palo Alto Networks, Inc 1,627
8,757 Paychex, Inc 1,003
1,447 * Paycom Software, Inc 440
1,163 * Paycor HCM, Inc 31
1,125 * Paylocity Holding Corp 224
5,249 * Payoneer Global, Inc 33
31,265 * PayPal Holdings, Inc 2,374
1,007 * Paysafe Ltd 17
1,232 Pegasystems, Inc 60
814 * Perficient, Inc 59
568 PFSweb, Inc 2
1,856 * Procore Technologies, Inc 116
1,606 Progress Software Corp 92
1,099 * PROS Holdings, Inc 30
2,773 * PTC, Inc 356
1,569 * Q2 Holdings, Inc 39
1,112 * Qualys, Inc 145
1,424 * Rackspace Technology, Inc 3
1,695 * Rapid7, Inc 78
2,206 * Remitly Global, Inc 37
2,014 * Repay Holdings Corp 13
992 * Rimini Street, Inc 4
2,462 * RingCentral, Inc 75
3,178 *,e Riot Blockchain, Inc 32
2,865 Roper Technologies, Inc 1,263
10,188 * Sabre Corp 44
26,369 * Salesforce, Inc 5,268
766 Sapiens International Corp NV 17
257 * SecureWorks Corp 2
4,923 * SentinelOne, Inc 81
5,558 * ServiceNow, Inc 2,583
1,262 * Shift4 Payments, Inc 96
356 * ShotSpotter, Inc 14
3,616 * Smartsheet, Inc 173
8,524 * Snowflake, Inc 1,315
1,484 * SolarWinds Corp 13
4,593 * Splunk, Inc 440
1,316 * Sprout Social, Inc 80
1,093 * SPS Commerce, Inc 166
907 * Squarespace, Inc 29
5,986 SS&C Technologies Holdings, Inc 338
7,953 * StoneCo Ltd 76

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
2,378 * Sumo Logic, Inc $ 28
3,818 * SVMK, Inc 36
4,105 * Synopsys, Inc 1,586
1,087 * Telos Corp 3
2,968 * Tenable Holdings, Inc 141
2,794 * Teradata Corp 113
6,226 * Toast, Inc 111
11,978 * Trade Desk, Inc 730
541 TTEC Holdings, Inc 20
349 *,e Tucows, Inc 7
2,008 * Turing Holding Corp 15
4,865 * Twilio, Inc 324
1,105 * Tyler Technologies, Inc 392
10,393 * UiPath, Inc 182
2,160 * Unisys Corp 8
6,804 * Unity Software, Inc 221
660 * Upland Software, Inc 3
3,084 * Varonis Systems, Inc 80
1,365 * Verint Systems, Inc 51
2,413 * VeriSign, Inc 510
765 * Veritone, Inc 4
3,457 * Verra Mobility Corp 58
305 * Viant Technology, Inc 1
44,720 Visa, Inc (Class A) 10,083
5,803 * VMware, Inc (Class A) 724
11,536 Western Union Co 129
1,129 * WEX, Inc 208
1,594 * Wix.com Ltd 159
1,720 * WM Technology, Inc 1
5,472 * Workday, Inc 1,130
1,379 * Workiva, Inc 141
2,990 * Yext, Inc 29
2,910 * Zeta Global Holdings Corp 32
6,648 * Zoom Video Communications, Inc 491
2,300 * Zscaler, Inc 269
2,992 * Zuora Inc 30
TOTAL SOFTWARE & SERVICES 153,241
TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
3,738 * 3D Systems Corp 40
521 * 908 Devices, Inc 4
1,592 ADTRAN Holdings, Inc 25
1,075 Advanced Energy Industries, Inc 105
1,335 * Aeva Technologies, Inc 2
899 *,e Akoustis Technologies, Inc 3
15,524 Amphenol Corp (Class A) 1,269
412,809 d Apple, Inc 68,072
6,772 * Arista Networks, Inc 1,137
2,522 * Arlo Technologies, Inc 15
1,580 * Arrow Electronics, Inc 197
223 * Aviat Networks, Inc 8
1,182 * Avid Technology, Inc 38
2,201 Avnet, Inc 99
997 Badger Meter, Inc 121
1,442 Belden CDT, Inc 125
1,361 Benchmark Electronics, Inc 32
1,720 * Calix, Inc 92
235 * Cambium Networks Corp 4
3,605 CDW Corp 703
4,195 * Ciena Corp 220
112,198 Cisco Systems, Inc 5,865

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
365 * Clearfield, Inc $ 17
4,963 Cognex Corp 246
6,058 * CommScope Holding Co, Inc 39
784 Comtech Telecommunications Corp 10
20,116 Corning, Inc 710
716 * Corsair Gaming, Inc 13
1,256 CTS Corp 62
6,695 Dell Technologies, Inc 269
759 * Digi International, Inc 26
369 * DZS, Inc 3
1,285 * Eastman Kodak Co 5
863 * ePlus, Inc 42
2,211 * Evolv Technologies Holdings, Inc 7
4,038 * Extreme Networks, Inc 77
1,540 * F5 Networks, Inc 224
1,106 * Fabrinet 131
655 * FARO Technologies, Inc 16
641 *,e Focus Universal, Inc 2
3,142 * Harmonic, Inc 46
35,905 Hewlett Packard Enterprise Co 572
26,833 HP, Inc 788
447 * Identiv, Inc 3
5,792 *,e Infinera Corp 45
2,359 *,e Inseego Corp 1
967 * Insight Enterprises, Inc 138
3,256 *,e IonQ, Inc 20
1,022 * IPG Photonics Corp 126
1,329 * Itron, Inc 74
3,565 Jabil Inc 314
8,971 Juniper Networks, Inc 309
4,760 * Keysight Technologies, Inc 769
1,038 * Kimball Electronics, Inc 25
3,025 * Knowles Corp 51
3,049 * Lightwave Logic, Inc 16
741 Littelfuse, Inc 199
1,893 * Lumentum Holdings, Inc 102
1,398 Methode Electronics, Inc 61
4,688 *,e Microvision, Inc 12
3,110 * Mirion Technologies, Inc 27
4,445 Motorola Solutions, Inc 1,272
856 * Napco Security Technologies, Inc 32
3,395 National Instruments Corp 178
5,900 NetApp, Inc 377
962 * Netgear, Inc 18
2,211 * Netscout Systems, Inc 63
1,072 * nLight, Inc 11
1,083 * Novanta, Inc 172
810 *,e Ondas Holdings, Inc 1
673 * OSI Systems, Inc 69
5,049 * Ouster, Inc 4
675 *,e PAR Technology Corp 23
430 PC Connection, Inc 19
884 * Plexus Corp 86
7,668 * Pure Storage, Inc 196
2,205 * Ribbon Communications, Inc 8
512 * Rogers Corp 84
1,891 * Sanmina Corp 115
958 * Scansource, Inc 29
3,094 * SmartRent, Inc 8
1,358 * Super Micro Computer, Inc 145
1,240 SYNNEX Corp 120

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,275 * Teledyne Technologies, Inc $ 570
6,706 * Trimble Inc 352
3,576 * TTM Technologies, Inc 48
379 * Turtle Beach Corp 4
180 e Ubiquiti, Inc 49
1,951 *,e Viasat, Inc 66
7,253 * Viavi Solutions, Inc 79
3,447 Vishay Intertechnology, Inc 78
398 * Vishay Precision Group, Inc 17
4,816 Vontier Corp 132
8,745 * Western Digital Corp 329
2,578 Xerox Holdings Corp 40
1,061 * Xperi, Inc 12
1,393 * Zebra Technologies Corp (Class A) 443
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 89,022
TELECOMMUNICATION SERVICES - 1.0%
410 * Anterix, Inc 14
195,751 AT&T, Inc 3,768
373 ATN International, Inc 15
669 * Bandwidth Inc 10
1,393 * Charge Enterprises, Inc 2
1,375 Cogent Communications Group, Inc 88
2,586 * Consolidated Communications Holdings, Inc 7
1,375 * EchoStar Corp (Class A) 25
6,554 * Frontier Communications Parent, Inc 149
18,045 * Globalstar, Inc 21
1,217 * Gogo, Inc 18
521 * IDT Corp (Class B) 18
3,657 Iridium Communications, Inc 226
1,581 * Liberty Latin America Ltd (Class A) 13
5,022 * Liberty Latin America Ltd (Class C) 41
28,983 Lumen Technologies, Inc 77
661 * Ooma, Inc 8
1,833 * Radius Global Infrastructure, Inc 27
1,561 Shenandoah Telecom Co 30
2,915 Telephone & Data Systems, Inc 31
16,290 * T-Mobile US, Inc 2,359
444 * US Cellular Corp 9
116,078 Verizon Communications, Inc 4,514
TOTAL TELECOMMUNICATION SERVICES 11,470
TRANSPORTATION - 1.8%
2,138 * Air Transport Services Group, Inc 45
3,317 * Alaska Air Group, Inc 139
393 * Allegiant Travel Co 36
1,845 AMERCO 96
205 e Amerco, Inc 12
16,875 * American Airlines Group, Inc 249
719 ArcBest Corp 66
713 * Avis Budget Group, Inc 139
1,241 *,e Blade Air Mobility, Inc 4
3,063 CH Robinson Worldwide, Inc 304
693 * Copa Holdings S.A. (Class A) 64
1,032 Costamare, Inc 10
452 Covenant Transportation Group, Inc 16
57,529 CSX Corp 1,722
763 * Daseke, Inc 6
17,823 * Delta Air Lines, Inc 622
393 Eagle Bulk Shipping, Inc 18
4,158 Expeditors International of Washington, Inc 458

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
SHARES COMPANY
VALUE
(000)
6,474 FedEx Corp $ 1,479
902 Forward Air Corp 97
349 * Frontier Group Holdings, Inc 3
791 Genco Shipping & Trading Ltd 12
3,539 Golden Ocean Group Ltd 34
2,887 * GXO Logistics, Inc 146
1,825 * Hawaiian Holdings, Inc 17
1,188 Heartland Express, Inc 19
4,548 * Hertz Global Holdings, Inc 74
760 * Hub Group, Inc (Class A) 64
2,263 JB Hunt Transport Services, Inc 397
5,116 * JetBlue Airways Corp 37
7,073 *,e Joby Aviation, Inc 31
1,943 * Kirby Corp 135
4,439 Knight-Swift Transportation Holdings, Inc 251
990 Landstar System, Inc 177
8,428 * Lyft, Inc (Class A) 78
2,242 Marten Transport Ltd 47
1,000 Matson, Inc 60
6,331 Norfolk Southern Corp 1,342
2,727 Old Dominion Freight Line 930
1,449 * Radiant Logistics, Inc 10
2,690 * RXO, Inc 53
1,259 Ryder System, Inc 112
1,798 e Safe Bulkers, Inc 7
741 * Saia, Inc 202
1,714 Schneider National, Inc 46
1,416 * Skywest, Inc 31
17,192 Southwest Airlines Co 559
3,099 Spirit Airlines, Inc 53
295 * Sun Country Airlines Holdings, Inc 6
3,773 * TuSimple Holdings, Inc 6
52,142 * Uber Technologies, Inc 1,653
16,926 Union Pacific Corp 3,407
8,627 * United Airlines Holdings Inc 382
20,224 United Parcel Service, Inc (Class B) 3,923
200 Universal Logistics Holdings Inc 6
1,875 Werner Enterprises, Inc 85
4,164 * Wheels Up Experience, Inc 3
2,690 * XPO Logistics, Inc 86
TOTAL TRANSPORTATION 20,066
UTILITIES - 2.7%
18,450 AES Corp 444
1,489 Allete, Inc 96
7,056 Alliant Energy Corp 377
925 * Altus Power, Inc 5
7,109 Ameren Corp 614
14,111 American Electric Power Co, Inc 1,284
773 American States Water Co 69
5,213 American Water Works Co, Inc 764
366 Artesian Resources Corp 20
3,550 Atmos Energy Corp 399
2,225 e Avangrid, Inc 89
1,516 Avista Corp 64
1,598 Black Hills Corp 101
2,657 Brookfield Infrastructure Corp 122
3,901 Brookfield Renewable Corp 136
1,070 California Water Service Group 62
16,876 Centerpoint Energy, Inc 497
640 Chesapeake Utilities Corp 82

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited) (continued)
SHARES COMPANY
VALUE
(000)
1,290 Clearway Energy, Inc (Class A) $ 39
2,243 Clearway Energy, Inc (Class C) 70
8,112 CMS Energy Corp 498
10,001 Consolidated Edison, Inc 957
8,858 Constellation Energy Corp 695
22,932 Dominion Energy, Inc 1,282
5,120 DTE Energy Co 561
21,435 Duke Energy Corp 2,068
10,330 Edison International 729
5,749 Entergy Corp 619
6,227 Essential Utilities Inc 272
5,918 Evergy, Inc 362
9,766 Eversource Energy 764
27,226 Exelon Corp 1,141
15,230 FirstEnergy Corp 610
349 Global Water Resources, Inc 4
2,788 Hawaiian Electric Industries, Inc 107
1,138 Idacorp, Inc 123
899 MGE Energy, Inc 70
644 Middlesex Water Co 50
1,899 * Montauk Renewables, Inc 15
2,063 National Fuel Gas Co 119
2,338 New Jersey Resources Corp 124
54,432 NextEra Energy, Inc 4,196
11,482 NiSource, Inc 321
1,124 Northwest Natural Holding Co 53
1,255 NorthWestern Corp 73
6,138 NRG Energy, Inc 211
5,229 OGE Energy Corp 197
1,679 ONE Gas, Inc 133
1,235 Ormat Technologies, Inc 105
920 Otter Tail Corp 67
45,257 *,b PG&E Corp 732
2,918 Pinnacle West Capital Corp 231
1,917 PNM Resources, Inc 93
2,243 Portland General Electric Co 110
19,459 PPL Corp 541
13,633 Public Service Enterprise Group, Inc 851
626 * Pure Cycle Corp 6
8,459 Sempra Energy 1,279
678 SJW Corp 52
29,892 Southern Co 2,080
1,744 Southwest Gas Holdings Inc 109
1,343 Spire, Inc 94
2,817 *,e Sunnova Energy International, Inc 44
5,691 UGI Corp 198
534 Unitil Corp 30
283 e Via Renewables, Inc 5
9,795 Vistra Energy Corp 235
8,890 WEC Energy Group, Inc 843
14,923 Xcel Energy, Inc 1,006
490 York Water Co 22
TOTAL UTILITIES 30,421
TOTAL COMMON STOCKS 1,101,968
(Cost $373,647)

Stock Index Account March 31, 2023

Portfolio of Investments
(Unaudited)
Cost amounts are in thousands.
SHARES COMPANY
EXPIRATION
DATE
VALUE
(000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478 † Chinook Therapeutics, Inc $ 0
390 † Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0 ^
TOTAL RIGHTS/WARRANTS 0 ^
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.4%
$ 4,561,000 Federal Farm Credit Bank (FFCB) 0 .000% 04/06/23 4,559
TOTAL GOVERNMENT AGENCY DEBT 4,559
TREASURY DEBT - 0.3%
4,000,000 United States Treasury Bill 0 .000 04/04/23 4,000
TOTAL TREASURY DEBT 4,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
2,150,482 c State Street Navigator Securities Lending Government Money Market Portfolio 4 .840 2,150
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 2,150
TOTAL SHORT-TERM INVESTMENTS 10,709
(Cost $10,707)
TOTAL INVESTMENTS - 100.1% 1,112,677
(Cost $384,354)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,594)
NET ASSETS - 100.0% $1,111,083
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,835,555.
Futures contracts outstanding as of March 31, 2023 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 37 06/16/23  $ 7,210 $ 7,655 $ 445

TIAA Separate Account VA-1 March 31, 2023
Portfolio of Investments
(Unaudited)

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Account’s investments as of March 31, 2023 , based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock Index
Common stocks $1,101,949 $— $19 $1,101,968
Short-term investments 2,150 8,559 — 10,709
Futures contracts* 445 — — 445
Total $1,104,544 $8,559 $19 $1,113,122
* Derivative instruments are not reflected in the market value of portfolio investments.
A10943-B (5/23)